Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Australia (18.9%)
	Commonwealth Bank of Australia	2,017,035	199,045
	BHP Group Ltd.	6,068,650	149,044
	CSL Ltd.	581,054	100,315
	National Australia Bank Ltd.	3,735,075	92,038
	Westpac Banking Corp.	4,176,973	86,667
	ANZ Group Holdings Ltd.	3,619,058	68,341
	Wesfarmers Ltd.	1,363,467	64,225
	Macquarie Group Ltd.	421,780	62,395
	Goodman Group	2,242,535	50,009
	Aristocrat Leisure Ltd.	764,582	35,553
	Woodside Energy Group Ltd.	2,278,570	34,727
	Rio Tinto Ltd.	447,564	32,234
	Transurban Group	3,719,209	30,635
	Woolworths Group Ltd.	1,469,809	27,635
	QBE Insurance Group Ltd.	1,806,459	23,317
	Fortescue Ltd.	1,917,468	22,456
	Brambles Ltd.	1,679,675	20,526
*	Xero Ltd.	182,177	20,505
	Suncorp Group Ltd.	1,536,517	19,700
	Coles Group Ltd.	1,565,781	18,874
*	James Hardie Industries plc GDR	522,081	17,548
	WiseTech Global Ltd.	229,688	17,388
	Santos Ltd.	3,905,429	16,910
	Amcor plc GDR	1,731,380	16,761
	Insurance Australia Group Ltd.	2,880,822	16,338
	Cochlear Ltd.	76,976	15,151
	Computershare Ltd. (XASX)	696,422	15,139
	Northern Star Resources Ltd.	1,353,931	14,330
	Scentre Group	6,252,099	14,149
	Origin Energy Ltd.	2,069,451	13,347
	Telstra Group Ltd.	4,882,109	11,919
	South32 Ltd.	5,451,024	11,193
	CAR Group Ltd.	443,764	11,058
	Pro Medicus Ltd.	61,406	10,509
	Sonic Healthcare Ltd.	576,846	10,134
	REA Group Ltd.	60,979	9,353
	ASX Ltd.	233,432	9,153
	Stockland	2,847,351	9,020
	Lottery Corp. Ltd.	2,682,698	8,340
	JB Hi-Fi Ltd.	131,143	8,182
	Medibank Pvt Ltd.	3,304,019	8,147
	Evolution Mining Ltd.	2,260,846	7,857
	BlueScope Steel Ltd.	536,631	7,007
	SGH Ltd.	237,086	6,995
*	NEXTDC Ltd.	767,201	6,977
	GPT Group	2,323,902	6,597
	APA Group	1,547,346	6,525
	Treasury Wine Estates Ltd.	978,693	6,493
	Technology One Ltd.	339,639	6,458
	Orica Ltd.	589,262	6,388
	Washington H Soul Pattinson & Co. Ltd.	295,350	6,232
	Vicinity Ltd.	4,572,105	6,196
*	Telix Pharmaceuticals Ltd.	343,034	6,162
	SEEK Ltd.	428,000	6,018
	ALS Ltd.	583,967	5,887
	Dexus	1,300,566	5,801
	Mirvac Group	4,777,572	5,779
	Bendigo & Adelaide Bank Ltd.	674,784	5,663
	Qube Holdings Ltd.	2,123,270	5,449
	Charter Hall Group	564,537	5,428

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
*	Qantas Airways Ltd.	920,461	5,334
	Ampol Ltd.	288,476	5,176
*	Pilbara Minerals Ltd.	3,683,274	5,166
	Worley Ltd.	571,389	5,077
	AGL Energy Ltd.	710,929	5,057
	Steadfast Group Ltd.	1,336,963	4,803
	Cleanaway Waste Management Ltd.	2,673,592	4,578
	Endeavour Group Ltd.	1,741,554	4,543
	Mineral Resources Ltd.	206,675	4,409
*	Lynas Rare Earths Ltd.	1,133,024	4,392
	Ramsay Health Care Ltd.	209,559	4,353
	Atlas Arteria Ltd.	1,377,117	4,300
	Aurizon Holdings Ltd.	2,094,928	4,240
	Breville Group Ltd.	171,550	4,041
	Ansell Ltd.	175,285	3,811
	Reece Ltd.	258,285	3,784
	Incitec Pivot Ltd.	2,032,351	3,754
	HUB24 Ltd.	69,309	3,431
	Sigma Healthcare Ltd.	1,940,632	3,430
	Bank of Queensland Ltd.	782,450	3,371
	AMP Ltd.	3,056,493	3,368
	Lendlease Corp. Ltd.	842,338	3,356
*	Sandfire Resources Ltd.	549,656	3,333
*,1	Life360 Inc. GDR	211,696	3,280
	Whitehaven Coal Ltd.	832,290	3,128
	Reliance Worldwide Corp. Ltd.	929,114	3,094
*	De Grey Mining Ltd.	2,397,212	2,938
	Downer EDI Ltd.	813,141	2,862
	Perseus Mining Ltd.	1,635,062	2,853
	Flight Centre Travel Group Ltd.	249,593	2,751
	IDP Education Ltd.	335,791	2,751
*	Genesis Minerals Ltd.	1,327,507	2,576
	AUB Group Ltd.	130,519	2,573
	Metcash Ltd.	1,309,447	2,558
*,2	Mesoblast Ltd.	1,295,449	2,520
	Challenger Ltd.	624,332	2,425
	Orora Ltd.	1,641,494	2,389
*	Paladin Energy Ltd.	439,075	2,384
	National Storage REIT	1,669,225	2,307
	Ventia Services Group Pty Ltd.	980,908	2,306
	Harvey Norman Holdings Ltd.	704,884	2,256
	IGO Ltd.	748,741	2,251
	ARB Corp. Ltd.	92,397	2,239
*	Zip Co. Ltd.	1,501,706	2,230
	Insignia Financial Ltd.	800,651	2,176
	nib holdings Ltd.	598,495	2,130
	Ramelius Resources Ltd.	1,404,198	2,116
[1]	Viva Energy Group Ltd.	1,308,540	2,085
	Gold Road Resources Ltd.	1,313,577	1,991
	Netwealth Group Ltd.	102,447	1,980
	Beach Energy Ltd.	2,091,386	1,961
	HMC Capital Ltd.	335,085	1,946
	Super Retail Group Ltd.	200,728	1,934
	Charter Hall Long Wale REIT	787,859	1,887
	Region RE Ltd.	1,404,558	1,886
	Champion Iron Ltd.	546,086	1,855
*	Vault Minerals Ltd.	7,763,330	1,840
	Pinnacle Investment Management Group Ltd.	117,273	1,839
	New Hope Corp. Ltd.	615,996	1,836
	Perpetual Ltd.	135,177	1,785
*	Capricorn Metals Ltd.	366,529	1,727
*	Emerald Resources NL	653,775	1,721
	Eagers Automotive Ltd.	215,550	1,713
	Westgold Resources Ltd.	1,027,472	1,619
*	Regis Resources Ltd.	858,379	1,599
	Yancoal Australia Ltd.	400,303	1,596
	Ingenia Communities Group	438,751	1,546
	HomeCo Daily Needs REIT	2,096,282	1,533
	Sims Ltd.	187,216	1,520
	Domino's Pizza Enterprises Ltd.	79,107	1,463

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Codan Ltd.	147,153	1,454
*	WEB Travel Group Ltd.	461,316	1,445
	Premier Investments Ltd.	98,465	1,442
*	West African Resources Ltd.	1,416,654	1,434
	Nine Entertainment Co. Holdings Ltd.	1,681,728	1,403
	Magellan Financial Group Ltd.	214,178	1,380
	BWP Trust	656,609	1,378
	Iluka Resources Ltd.	508,282	1,373
	Bega Cheese Ltd.	372,773	1,334
*	IRESS Ltd.	222,644	1,289
*	Guzman y Gomez Ltd.	52,602	1,289
*	PEXA Group Ltd.	159,290	1,288
	Deterra Royalties Ltd.	508,649	1,272
	Bapcor Ltd.	409,889	1,261
	GrainCorp Ltd. Class A	270,730	1,259
	Corporate Travel Management Ltd.	132,209	1,252
	Waypoint REIT Ltd.	821,224	1,231
*	Temple & Webster Group Ltd.	137,791	1,220
	Lovisa Holdings Ltd.	68,346	1,219
*	Neuren Pharmaceuticals Ltd.	135,901	1,205
	TPG Telecom Ltd.	436,339	1,182
	Charter Hall Retail REIT	584,057	1,173
	Tabcorp Holdings Ltd.	2,808,132	1,173
	Brickworks Ltd.	72,192	1,162
	Amotiv Ltd.	173,665	1,156
	Centuria Industrial REIT	636,709	1,154
*	Bellevue Gold Ltd.	1,508,223	1,149
	NRW Holdings Ltd.	537,281	1,131
	Arena REIT	466,582	1,117
	Monadelphous Group Ltd.	114,804	1,114
*	Opthea Ltd.	1,538,268	1,081
	Centuria Capital Group	975,923	1,072
	Nufarm Ltd.	476,699	1,067
*	Boss Energy Ltd.	505,732	1,018
	GQG Partners Inc. GDR	760,468	1,005
*	Spartan Resources Ltd.	1,205,331	996
	Elders Ltd.	225,137	992
	Imdex Ltd.	603,886	980
*	Macquarie Technology Group Ltd.	18,559	974
	Helia Group Ltd.	325,412	972
	Myer Holdings Ltd.	1,690,834	954
	Nick Scali Ltd.	95,319	953
*	Deep Yellow Ltd.	1,150,411	945
*	Megaport Ltd.	180,191	940
	EVT Ltd.	127,752	926
	Perenti Ltd.	1,054,606	913
*	SiteMinder Ltd.	247,999	913
	Inghams Group Ltd.	456,501	908
*	Silex Systems Ltd.	239,445	908
*	Tuas Ltd.	222,157	900
*	PolyNovo Ltd.	707,571	899
	Nickel Industries Ltd.	1,925,149	898
*	Austal Ltd.	378,030	895
*	Superloop Ltd.	604,223	846
	G8 Education Ltd.	965,970	834
	IPH Ltd.	266,875	824
	Karoon Energy Ltd.	845,119	817
	Lifestyle Communities Ltd.	134,063	810
*,2	Liontown Resources Ltd.	1,877,121	771
*	Judo Capital Holdings Ltd.	613,774	760
*	Nuix Ltd.	272,036	751
*	Clarity Pharmaceuticals Ltd.	330,901	749
*	Healius Ltd.	817,116	722
	Hansen Technologies Ltd.	213,379	721
	Aussie Broadband Ltd.	291,647	710
	Data#3 Ltd.	164,445	706
	Integral Diagnostics Ltd.	359,269	694
*	Alpha HPA Ltd.	1,158,451	690
	McMillan Shakespeare Ltd.	70,707	673
	Charter Hall Social Infrastructure REIT	419,761	670

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Credit Corp. Group Ltd.	69,261	661
	Stanmore Resources Ltd.	401,662	648
	Service Stream Ltd.	665,234	646
*	Resolute Mining Ltd.	2,552,552	645
	Regis Healthcare Ltd.	152,059	614
	Collins Foods Ltd.	131,006	609
	Bravura Solutions Ltd.	454,815	606
*	Nanosonics Ltd.	279,560	593
	Johns Lyng Group Ltd.	255,527	585
	Kelsian Group Ltd.	238,372	559
*	Vulcan Energy Resources Ltd.	188,946	539
	Jumbo Interactive Ltd.	65,858	536
	Accent Group Ltd.	388,847	527
	Ridley Corp. Ltd.	302,188	526
*	Strike Energy Ltd.	3,616,124	522
	GWA Group Ltd.	325,853	507
	SmartGroup Corp. Ltd.	101,640	501
	Domain Holdings Australia Ltd.	292,568	494
	Vulcan Steel Ltd.	108,097	483
*	Select Harvests Ltd.	165,170	475
*	Fleetpartners Group Ltd.	272,585	474
*	DroneShield Ltd.	1,099,470	454
	Rural Funds Trust	436,593	438
	Abacus Storage King	607,689	437
	Clinuvel Pharmaceuticals Ltd.	57,303	430
	Abacus Group	602,152	429
*	Amplitude Energy Ltd.	3,456,537	428
	Growthpoint Properties Australia Ltd.	282,253	420
[2]	PWR Holdings Ltd.	81,829	415
*	Audinate Group Ltd.	89,428	413
	Cromwell Property Group	1,682,154	405
	Australian Ethical Investment Ltd.	130,340	403
	oOh!media Ltd.	552,185	398
[1]	Coronado Global Resources Inc. GDR	921,127	372
	Infomedia Ltd.	431,948	371
*,2	BrainChip Holdings Ltd.	1,835,630	368
	MyState Ltd.	124,369	352
*	Emeco Holdings Ltd.	610,268	348
	HealthCo REIT	549,325	342
	Australian Clinical Labs Ltd.	140,672	327
	Dicker Data Ltd.	60,304	321
*	Australian Agricultural Co. Ltd.	357,749	314
	Centuria Office REIT	432,612	313
	Dexus Industria REIT	185,400	313
	Kogan.com Ltd.	103,848	305
*	Weebit Nano Ltd.	218,480	305
	Navigator Global Investments Ltd. (XASX)	305,701	300
	Praemium Ltd.	532,255	294
	Cedar Woods Properties Ltd.	85,076	284
*	Chalice Mining Ltd.	412,406	284
*	Mayne Pharma Group Ltd.	97,053	273
	SG Fleet Group Ltd.	126,182	269
	Hotel Property Investments Ltd.	115,705	269
	Platinum Asset Management Ltd.	612,854	258
*	Omni Bridgeway Ltd.	305,109	255
*	Arafura Rare Earths Ltd.	3,174,101	254
*,2	ioneer Ltd.	2,417,577	251
	Australian Finance Group Ltd.	244,738	250
*,2	Star Entertainment Group Ltd.	3,196,933	234
*	Aurelia Metals Ltd.	1,941,438	227
*	OFX Group Ltd.	262,018	227
[3]	Leo Lithium Ltd.	1,077,115	223
*	Cettire Ltd.	247,147	220
*	Webjet Group Ltd.	464,076	217
	GDI Property Group Partnership	591,218	216
*,2	Syrah Resources Ltd.	1,476,699	209
*	Tyro Payments Ltd.	391,472	199
*	Mount Gibson Iron Ltd.	991,436	193
*,2	Imugene Ltd.	8,596,525	191
*	EML Payments Ltd.	371,810	190

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
*	Fineos Corp. Ltd. GDR	163,014	182
*	Alkane Resources Ltd.	489,395	177
	Baby Bunting Group Ltd.	148,688	175
*	Wildcat Resources Ltd.	1,139,021	168
*	St Barbara Ltd.	1,076,534	167
*,3	AVZ Minerals Ltd.	2,673,048	166
	Redox Ltd.	63,107	166
*	Carnarvon Energy Ltd.	2,094,242	162
	Solvar Ltd.	199,813	159
*	Sayona Mining Ltd.	10,580,994	150
	Humm Group Ltd.	401,850	147
*	Coast Entertainment Holdings Ltd.	447,965	135
*	Catapult Group International Ltd.	50,986	127
	SRG Global Ltd.	135,091	121
*,2	Core Lithium Ltd.	2,210,284	120
	Jupiter Mines Ltd.	1,140,577	109
*	Seven West Media Ltd.	946,500	97
*,2	Novonix Ltd.	268,617	91
*	Calix Ltd.	177,248	65
*	29Metals Ltd.	437,640	63
*,3	Firefinch Ltd.	1,170,950	44
*,3	ESG Minerals	68,277	—
			1,843,829
China (0.0%)
*,3	China Fishery Group Ltd.	264,600	—
Hong Kong (4.8%)
	AIA Group Ltd.	13,154,249	92,476
	Hong Kong Exchanges & Clearing Ltd.	1,436,964	56,242
	Techtronic Industries Co. Ltd.	1,712,656	23,034
	CLP Holdings Ltd.	1,978,860	16,453
	CK Hutchison Holdings Ltd.	3,206,559	16,147
	Sun Hung Kai Properties Ltd.	1,712,974	15,313
	BOC Hong Kong Holdings Ltd.	4,324,259	14,057
	Link REIT	3,079,437	12,724
	Galaxy Entertainment Group Ltd.	2,602,062	11,323
	Lenovo Group Ltd.	9,278,000	11,190
	Hang Seng Bank Ltd.	858,052	10,752
	Power Assets Holdings Ltd.	1,637,207	10,592
	Hong Kong & China Gas Co. Ltd.	13,080,546	10,043
	CK Asset Holdings Ltd.	2,323,433	9,708
	Jardine Matheson Holdings Ltd.	238,052	9,589
[1]	WH Group Ltd.	9,359,540	7,301
*	Sands China Ltd.	2,909,536	6,995
	Shenzhou International Group Holdings Ltd.	908,100	6,841
	MTR Corp. Ltd.	1,755,686	5,504
	Hongkong Land Holdings Ltd.	1,244,947	5,417
	PRADA SpA	614,504	4,927
[1]	ESR Group Ltd.	3,153,041	4,853
	CK Infrastructure Holdings Ltd.	702,313	4,783
[1]	Samsonite International SA	1,605,497	4,677
	Wharf Real Estate Investment Co. Ltd.	1,876,283	4,669
	Henderson Land Development Co. Ltd.	1,570,190	4,355
	AAC Technologies Holdings Inc.	810,257	4,222
	Sino Land Co. Ltd.	4,238,443	4,065
	SITC International Holdings Co. Ltd.	1,531,586	3,642
	ASMPT Ltd.	374,336	3,457
	Swire Pacific Ltd. Class B	2,238,186	3,143
	PCCW Ltd.	4,952,133	2,880
	Wharf Holdings Ltd.	1,170,283	2,859
	Swire Properties Ltd.	1,270,435	2,509
	Swire Pacific Ltd. Class A	271,752	2,360
	Orient Overseas International Ltd.	158,500	2,122
	Bank of East Asia Ltd.	1,630,932	2,065
	Xinyi Glass Holdings Ltd.	2,086,640	1,931
	Chow Tai Fook Jewellery Group Ltd.	2,128,618	1,921
[1]	BOC Aviation Ltd.	250,325	1,887
[1]	Budweiser Brewing Co. APAC Ltd.	2,033,200	1,861
	Yue Yuen Industrial Holdings Ltd.	836,658	1,783

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	United Laboratories International Holdings Ltd.	1,187,873	1,766
	Stella International Holdings Ltd.	728,500	1,656
	Hang Lung Properties Ltd.	2,059,841	1,629
	Cathay Pacific Airways Ltd.	1,190,504	1,607
*	HUTCHMED China Ltd.	591,000	1,590
	First Pacific Co. Ltd.	2,711,939	1,501
	Hang Lung Group Ltd.	1,069,920	1,418
*	MMG Ltd.	4,272,400	1,407
	Kerry Properties Ltd.	704,090	1,385
	Wynn Macau Ltd.	1,792,029	1,310
	VTech Holdings Ltd.	189,950	1,252
	MGM China Holdings Ltd.	885,736	1,248
	Pacific Basin Shipping Ltd.	5,745,236	1,163
	Man Wah Holdings Ltd.	1,809,852	1,097
	Vitasoy International Holdings Ltd.	952,304	1,096
	CTF Services Ltd.	1,157,887	1,091
	Hysan Development Co. Ltd.	724,571	1,048
*	Cowell e Holdings Inc.	285,000	941
	Fortune REIT	1,777,996	913
[2]	New World Development Co. Ltd.	1,687,539	906
*	Vobile Group Ltd.	2,052,000	899
*	SJM Holdings Ltd.	2,783,798	875
	Shangri-La Asia Ltd.	1,314,928	857
	DFI Retail Group Holdings Ltd. (Registered)	355,301	834
	Luk Fook Holdings International Ltd.	414,406	762
	Dah Sing Financial Holdings Ltd.	207,460	741
*,1	Everest Medicines Ltd.	125,000	648
*	Super Hi International Holding Ltd.	263,000	630
*	NagaCorp Ltd.	1,676,441	620
	HKBN Ltd.	905,657	614
*,1	CARsgen Therapeutics Holdings Ltd.	448,500	582
*	Mongolian Mining Corp.	645,000	582
	CGN Mining Co. Ltd.	2,950,000	581
	Johnson Electric Holdings Ltd.	437,519	580
*,1	FIT Hon Teng Ltd.	1,279,000	560
*	Melco International Development Ltd.	932,274	519
	CITIC Telecom International Holdings Ltd.	1,835,470	517
	Champion REIT	2,354,900	502
	IGG Inc.	948,628	494
	Guotai Junan International Holdings Ltd.	3,162,336	465
	United Energy Group Ltd.	9,246,000	441
	VSTECS Holdings Ltd.	720,000	438
	Nexteer Automotive Group Ltd.	931,211	432
	Cafe de Coral Holdings Ltd.	442,447	431
	China Travel International Investment Hong Kong Ltd.	3,068,268	399
*	Realord Group Holdings Ltd.	430,000	395
	Dah Sing Banking Group Ltd.	383,956	392
*	Value Partners Group Ltd.	2,038,665	377
	Jinchuan Group International Resources Co. Ltd.	5,617,000	377
	SUNeVision Holdings Ltd.	766,000	369
	Sunlight REIT	1,365,089	326
	Theme International Holdings Ltd.	6,320,000	322
	K Wah International Holdings Ltd.	1,411,843	314
	Huabao International Holdings Ltd.	1,133,071	306
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	277,000	296
	Giordano International Ltd.	1,374,590	272
	Kerry Logistics Network Ltd.	310,111	260
	Truly International Holdings Ltd.	1,625,603	251
	Chow Sang Sang Holdings International Ltd.	294,922	250
	SmarTone Telecommunications Holdings Ltd.	434,735	227
*,1	Fosun Tourism Group	236,600	225
	Prosperity REIT	1,087,661	172
	Texhong International Group Ltd.	330,500	169
	CITIC Resources Holdings Ltd.	3,672,000	163
	LK Technology Holdings Ltd.	447,841	160
	Far East Consortium International Ltd.	1,367,942	155
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,248,301	149
*,1	IMAX China Holding Inc.	152,575	146
*	Shun Tak Holdings Ltd.	1,809,370	142
*	Television Broadcasts Ltd.	347,747	142

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Singamas Container Holdings Ltd.	1,511,323	138
	Asia Cement China Holdings Corp.	451,000	135
*	C-Mer Medical Holdings Ltd.	520,000	129
*	Powerlong Real Estate Holdings Ltd.	1,687,000	99
	Sa Sa International Holdings Ltd.	1,138,953	97
*	Hong Kong Technology Venture Co. Ltd.	498,123	83
*	Envision Greenwise Holdings Ltd.	41,342	38
*	OCI International Holdings Ltd.	693,728	26
*	Apollo Future Mobility Group Ltd.	155,257	11
*,3	Convoy Inc.	10,860,141	—
			470,812
Japan (61.0%)
	Toyota Motor Corp.	13,938,774	264,412
	Mitsubishi UFJ Financial Group Inc.	13,633,772	172,418
	Sony Group Corp.	7,227,050	159,496
	Hitachi Ltd.	5,336,740	134,168
	Recruit Holdings Co. Ltd.	1,705,266	119,014
	Sumitomo Mitsui Financial Group Inc.	4,486,064	110,551
	Keyence Corp.	221,066	95,215
	Tokyo Electron Ltd.	528,952	89,226
	Mizuho Financial Group Inc.	3,054,137	84,098
	Nintendo Co. Ltd.	1,255,250	82,350
	SoftBank Group Corp.	1,228,770	75,117
	ITOCHU Corp.	1,631,292	75,111
	Tokio Marine Holdings Inc.	2,263,072	74,644
	Fast Retailing Co. Ltd.	217,460	71,622
	Mitsubishi Corp.	4,476,063	71,390
	Shin-Etsu Chemical Co. Ltd.	2,293,950	71,118
	Mitsui & Co. Ltd.	3,438,514	68,055
	Daiichi Sankyo Co. Ltd.	2,228,347	62,127
	KDDI Corp.	1,808,366	60,248
	Hoya Corp.	422,546	56,742
	Mitsubishi Heavy Industries Ltd.	3,850,690	56,356
	Honda Motor Co. Ltd.	5,527,458	52,318
	Takeda Pharmaceutical Co. Ltd.	1,872,724	50,376
	Advantest Corp.	889,296	49,167
	Seven & i Holdings Co. Ltd.	2,751,347	43,922
	Softbank Corp.	32,993,170	42,438
	Fujitsu Ltd.	2,128,920	41,173
	Daikin Industries Ltd.	336,773	39,558
	Mitsubishi Electric Corp.	2,317,814	37,991
	Canon Inc.	1,083,411	34,917
	Japan Tobacco Inc.	1,327,169	33,811
	Chugai Pharmaceutical Co. Ltd.	783,338	33,774
	FANUC Corp.	1,127,040	33,577
	Nippon Telegraph & Telephone Corp.	33,869,550	33,343
	Disco Corp.	112,513	32,564
	Komatsu Ltd.	1,076,937	32,484
	Terumo Corp.	1,721,064	32,311
	MS&AD Insurance Group Holdings Inc.	1,549,904	32,136
	Sompo Holdings Inc.	1,148,960	32,040
	Murata Manufacturing Co. Ltd.	2,025,237	31,818
	Denso Corp.	2,226,012	30,805
	FUJIFILM Holdings Corp.	1,391,161	30,649
	Sumitomo Corp.	1,403,001	30,417
	Mitsui Fudosan Co. Ltd.	3,292,380	29,716
	Oriental Land Co. Ltd.	1,312,487	29,497
	NEC Corp.	294,959	29,254
	Dai-ichi Life Holdings Inc.	1,058,195	28,894
	Otsuka Holdings Co. Ltd.	549,521	28,694
	Marubeni Corp.	1,908,243	28,371
	ORIX Corp.	1,318,611	27,853
	TDK Corp.	2,246,105	27,149
	Panasonic Holdings Corp.	2,620,935	26,743
	Renesas Electronics Corp.	1,956,563	26,207
	Suzuki Motor Corp.	2,160,288	25,850
	SMC Corp.	66,429	25,136
	Bridgestone Corp.	677,428	24,300
	Japan Post Holdings Co. Ltd.	2,267,121	23,678

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Ajinomoto Co. Inc.	579,434	23,228
	East Japan Railway Co.	1,299,935	23,143
	Nomura Holdings Inc.	3,527,714	22,935
	Daiwa House Industry Co. Ltd.	715,570	22,543
	Nippon Steel Corp.	1,076,316	22,343
	Aeon Co. Ltd.	916,638	22,208
	Kao Corp.	546,025	21,651
	Nidec Corp.	1,246,032	21,521
	Sumitomo Mitsui Trust Group Inc.	844,172	21,227
	Astellas Pharma Inc.	2,162,001	20,959
	Mitsubishi Estate Co. Ltd.	1,401,059	20,359
	Olympus Corp.	1,340,920	20,350
	Central Japan Railway Co.	1,093,360	20,278
	Resona Holdings Inc.	2,655,113	19,707
	Bandai Namco Holdings Inc.	767,629	19,040
	Asahi Group Holdings Ltd.	1,715,862	18,585
	Japan Post Bank Co. Ltd.	1,736,714	17,964
	Sumitomo Realty & Development Co. Ltd.	510,520	17,640
	Nomura Research Institute Ltd.	504,739	17,054
	Sumitomo Electric Industries Ltd.	907,703	16,958
	ENEOS Holdings Inc.	3,329,759	16,740
	Secom Co. Ltd.	487,194	16,395
	Asics Corp.	733,420	16,348
	Nippon Yusen KK	519,177	16,294
	Kyocera Corp.	1,543,268	16,019
	Toyota Industries Corp.	189,772	15,834
[2]	Sekisui House Ltd.	657,225	15,105
	Nitto Denko Corp.	842,435	14,944
	Shimano Inc.	102,833	14,430
[2]	Mitsui OSK Lines Ltd.	407,095	13,834
	Kubota Corp.	1,090,005	13,672
	NTT Data Group Corp.	701,457	13,613
	Toyota Tsusho Corp.	804,721	13,591
	Pan Pacific International Holdings Corp.	482,308	13,428
	Sysmex Corp.	700,533	13,391
	Japan Exchange Group Inc.	1,261,468	13,329
	Shionogi & Co. Ltd.	903,321	13,283
	Fujikura Ltd.	318,122	12,804
	Toray Industries Inc.	1,825,978	12,670
	Subaru Corp.	701,248	12,215
	Kansai Electric Power Co. Inc.	1,101,616	12,154
	Obic Co. Ltd.	401,140	11,980
	Kirin Holdings Co. Ltd.	944,201	11,948
	Inpex Corp.	1,000,732	11,943
	T&D Holdings Inc.	626,055	11,911
	Daiwa Securities Group Inc.	1,621,076	11,735
	Tokyo Gas Co. Ltd.	413,034	11,684
	Kikkoman Corp.	1,090,595	11,414
	Unicharm Corp.	1,445,102	11,286
	Nitori Holdings Co. Ltd.	94,137	11,024
	Obayashi Corp.	808,729	10,861
	Lasertec Corp.	103,446	10,759
	Konami Group Corp.	114,906	10,577
*	Rakuten Group Inc.	1,674,965	10,517
	Asahi Kasei Corp.	1,489,616	10,117
	West Japan Railway Co.	540,014	9,934
	Capcom Co. Ltd.	428,472	9,783
	Kajima Corp.	538,742	9,579
	Eisai Co. Ltd.	322,734	9,560
	Idemitsu Kosan Co. Ltd.	1,426,410	9,520
	SBI Holdings Inc.	328,072	9,457
	Trend Micro Inc.	158,522	9,391
	Isuzu Motors Ltd.	685,554	9,217
	IHI Corp.	153,565	9,188
	Ebara Corp.	550,650	9,070
	Yaskawa Electric Corp.	309,720	8,992
	TOPPAN Holdings Inc.	320,172	8,986
	Yamaha Motor Co. Ltd.	1,067,732	8,932
	Shimadzu Corp.	304,040	8,820
	LY Corp.	3,000,688	8,765

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Osaka Gas Co. Ltd.	439,965	8,650
	Makita Corp.	290,015	8,576
	Daifuku Co. Ltd.	410,292	8,421
	Taisei Corp.	199,490	8,369
	Chubu Electric Power Co. Inc.	791,102	8,242
	JFE Holdings Inc.	709,104	8,200
	Sanrio Co. Ltd.	213,228	7,957
	Kawasaki Heavy Industries Ltd.	175,055	7,907
	Mitsubishi Chemical Group Corp.	1,538,746	7,859
	Shiseido Co. Ltd.	466,438	7,833
	Sekisui Chemical Co. Ltd.	472,360	7,828
	Dai Nippon Printing Co. Ltd.	518,760	7,667
	Ricoh Co. Ltd.	667,604	7,656
	Ryohin Keikaku Co. Ltd.	286,400	7,589
	Concordia Financial Group Ltd.	1,294,633	7,517
	Daito Trust Construction Co. Ltd.	70,022	7,503
	Nippon Paint Holdings Co. Ltd.	1,174,449	7,401
	Nippon Building Fund Inc.	9,253	7,364
	Sanwa Holdings Corp.	233,374	7,304
	Toyo Suisan Kaisha Ltd.	112,775	7,287
	Omron Corp.	220,089	7,261
	Isetan Mitsukoshi Holdings Ltd.	417,513	7,215
	Fuji Electric Co. Ltd.	150,400	7,166
	Minebea Mitsumi Inc.	445,599	7,151
	Dentsu Group Inc.	305,373	7,075
[2]	Nissan Motor Co. Ltd.	2,558,430	7,001
	BayCurrent Inc.	161,770	6,898
	Chiba Bank Ltd.	803,166	6,840
	Niterra Co. Ltd.	207,187	6,834
	Mitsubishi HC Capital Inc. (XTKS)	1,023,229	6,805
	SCREEN Holdings Co. Ltd.	97,334	6,782
	Hikari Tsushin Inc.	29,595	6,760
	Hankyu Hanshin Holdings Inc.	261,435	6,652
	Tokyu Corp.	581,701	6,639
	Nexon Co. Ltd.	509,914	6,624
	Sumitomo Metal Mining Co. Ltd.	287,563	6,567
	Yakult Honsha Co. Ltd.	350,560	6,403
	MatsukiyoCocokara & Co.	424,147	6,278
	Yokogawa Electric Corp.	283,964	6,233
	Nippon Sanso Holdings Corp.	217,732	6,166
	MEIJI Holdings Co. Ltd.	304,698	6,133
	Aisin Corp.	542,056	6,132
	Seiko Epson Corp.	339,113	6,128
	AGC Inc.	212,024	6,125
	Otsuka Corp.	270,348	6,095
	Kawasaki Kisen Kaisha Ltd.	476,026	6,024
	Hulic Co. Ltd.	675,641	5,955
	TIS Inc.	269,275	5,954
	Zensho Holdings Co. Ltd.	107,570	5,934
	Toho Co. Ltd.	131,399	5,922
	Sumitomo Forestry Co. Ltd.	168,186	5,750
	Nissin Foods Holdings Co. Ltd.	256,175	5,728
	Japan Real Estate Investment Corp.	8,102	5,708
	ZOZO Inc.	170,468	5,592
	Shimizu Corp.	626,148	5,429
	Seibu Holdings Inc.	251,004	5,414
	Ono Pharmaceutical Co. Ltd.	518,601	5,395
	Sojitz Corp.	258,753	5,319
	Hoshizaki Corp.	143,212	5,300
	Kuraray Co. Ltd.	360,067	5,271
	Fukuoka Financial Group Inc.	194,026	5,266
	Resonac Holdings Corp.	215,366	5,221
	MISUMI Group Inc.	325,711	5,213
	Nomura Real Estate Master Fund Inc.	5,345	5,148
	Kyoto Financial Group Inc.	338,240	5,087
	Mebuki Financial Group Inc.	1,137,870	5,031
	Japan Metropolitan Fund Investment	8,255	5,025
	Brother Industries Ltd.	278,957	4,915
	MonotaRO Co. Ltd.	283,416	4,883
	KDX Realty Investment Corp.	4,862	4,855

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Shizuoka Financial Group Inc.	538,999	4,809
	SG Holdings Co. Ltd.	506,400	4,773
	Suntory Beverage & Food Ltd.	153,214	4,759
	Mazda Motor Corp.	689,532	4,715
	Keisei Electric Railway Co. Ltd.	493,556	4,707
	Tokyu Fudosan Holdings Corp.	732,619	4,704
	M3 Inc.	513,588	4,661
	Kintetsu Group Holdings Co. Ltd.	215,854	4,655
	GLP J-Reit	5,640	4,618
*	Tokyo Electric Power Co. Holdings Inc.	1,759,407	4,611
	Kurita Water Industries Ltd.	132,364	4,610
	Nissan Chemical Corp.	152,642	4,593
	Azbil Corp.	603,184	4,544
	Mitsui Chemicals Inc.	204,688	4,489
	Nippon Prologis REIT Inc.	2,940	4,484
	Japan Post Insurance Co. Ltd.	228,476	4,452
	Tosoh Corp.	334,573	4,451
	Kyowa Kirin Co. Ltd.	297,102	4,427
	Kyushu Electric Power Co. Inc.	509,578	4,416
	USS Co. Ltd.	491,314	4,405
	Nippon Express Holdings Inc.	267,653	4,338
	Daiwa House REIT Investment Corp.	2,728	4,292
	Oji Holdings Corp.	1,062,409	4,291
	TOTO Ltd.	175,466	4,289
	Skylark Holdings Co. Ltd.	270,367	4,278
	Kobe Steel Ltd.	399,606	4,255
	Hirose Electric Co. Ltd.	35,411	4,233
	Kyushu Railway Co.	172,270	4,189
	Tohoku Electric Power Co. Inc.	572,140	4,182
	Tobu Railway Co. Ltd.	235,499	4,053
	Haseko Corp.	306,191	4,019
	Invincible Investment Corp.	9,176	4,001
	Credit Saison Co. Ltd.	168,125	3,963
	Nikon Corp.	369,204	3,955
[2]	McDonald's Holdings Co. Japan Ltd.	104,800	3,952
	Asahi Intecc Co. Ltd.	235,552	3,949
	Rohto Pharmaceutical Co. Ltd.	232,394	3,940
	Amada Co. Ltd.	380,269	3,926
	NH Foods Ltd.	120,260	3,925
	Yamato Holdings Co. Ltd.	327,300	3,920
	J Front Retailing Co. Ltd.	278,838	3,907
	Sumitomo Chemical Co. Ltd.	1,805,530	3,906
	Kobe Bussan Co. Ltd.	171,300	3,893
	NGK Insulators Ltd.	302,005	3,875
	SCSK Corp.	174,715	3,868
	Mitsubishi Gas Chemical Co. Inc.	220,190	3,848
	Square Enix Holdings Co. Ltd.	94,554	3,833
	Hamamatsu Photonics KK	309,078	3,815
	Ibiden Co. Ltd.	129,579	3,800
	CyberAgent Inc.	510,112	3,798
	Santen Pharmaceutical Co. Ltd.	370,907	3,732
	Rohm Co. Ltd.	391,776	3,731
	Sega Sammy Holdings Inc.	190,667	3,690
	Tokyo Tatemono Co. Ltd.	238,439	3,677
	Marui Group Co. Ltd.	217,958	3,632
	Oracle Corp. Japan	39,617	3,617
	THK Co. Ltd.	145,799	3,596
	Orix JREIT Inc.	3,236	3,591
	Medipal Holdings Corp.	237,351	3,569
	ANA Holdings Inc.	189,901	3,562
	Yokohama Rubber Co. Ltd.	158,212	3,562
	Odakyu Electric Railway Co. Ltd.	372,956	3,537
	Sapporo Holdings Ltd.	76,208	3,535
	Lixil Corp.	313,802	3,532
	United Urban Investment Corp.	3,624	3,510
	Keio Corp.	138,725	3,509
	NOF Corp.	262,916	3,498
	Nisshin Seifun Group Inc.	310,005	3,486
	Nomura Real Estate Holdings Inc.	130,320	3,464
	Fujitec Co. Ltd.	90,740	3,454

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Taiheiyo Cement Corp.	136,836	3,446
	Furukawa Electric Co. Ltd.	74,473	3,405
	Hachijuni Bank Ltd.	518,606	3,394
	Iyogin Holdings Inc.	319,825	3,392
	Socionext Inc.	217,200	3,366
	Yamaha Corp.	468,783	3,315
	Tomy Co. Ltd.	106,886	3,294
	Persol Holdings Co. Ltd.	2,145,110	3,268
	Sohgo Security Services Co. Ltd.	480,845	3,230
*	Rakuten Bank Ltd.	104,300	3,202
	Cosmo Energy Holdings Co. Ltd.	72,809	3,144
	Nichirei Corp.	123,601	3,140
	Koito Manufacturing Co. Ltd.	236,742	3,113
	Electric Power Development Co. Ltd.	195,608	3,086
	Lion Corp.	288,021	3,083
	Hitachi Construction Machinery Co. Ltd.	127,037	3,042
	Shimamura Co. Ltd.	53,402	3,039
	Advance Residence Investment Corp.	3,278	3,017
	Tsuruha Holdings Inc.	49,131	3,007
	SUMCO Corp.	405,752	2,996
*	Shinko Electric Industries Co. Ltd.	79,293	2,990
	Food & Life Cos. Ltd.	133,568	2,988
	Open House Group Co. Ltd.	90,824	2,971
	Fuji Soft Inc.	46,506	2,957
	Kinden Corp.	144,221	2,950
	Gunma Bank Ltd.	409,372	2,939
	Tokyo Century Corp.	301,932	2,922
	Tokyo Ohka Kogyo Co. Ltd.	130,948	2,918
	Japan Airlines Co. Ltd.	176,041	2,888
	Horiba Ltd.	45,920	2,878
	Toyo Seikan Group Holdings Ltd.	189,531	2,878
	Japan Hotel REIT Investment Corp.	6,191	2,867
	Suzuken Co. Ltd.	91,793	2,865
	Takasago Thermal Engineering Co. Ltd.	71,398	2,781
	Sumitomo Heavy Industries Ltd.	134,403	2,770
	COMSYS Holdings Corp.	133,091	2,766
	Air Water Inc.	220,069	2,744
	Miura Co. Ltd.	113,243	2,729
	Rinnai Corp.	123,108	2,714
[2]	Takashimaya Co. Ltd.	319,714	2,714
	Yamazaki Baking Co. Ltd.	150,541	2,707
	Iwatani Corp.	246,044	2,694
	Japan Steel Works Ltd.	75,781	2,680
	Japan Airport Terminal Co. Ltd.	81,983	2,663
	77 Bank Ltd.	86,770	2,662
	Sankyo Co. Ltd.	197,990	2,655
	BIPROGY Inc.	85,899	2,654
	Hirogin Holdings Inc.	333,226	2,650
	Kobayashi Pharmaceutical Co. Ltd.	71,014	2,647
	Coca-Cola Bottlers Japan Holdings Inc.	170,099	2,647
	Keikyu Corp.	300,904	2,638
	Mitsubishi Logistics Corp.	369,300	2,638
	Nagoya Railroad Co. Ltd.	235,450	2,627
[2]	Aozora Bank Ltd.	168,321	2,598
	Sekisui House REIT Inc.	5,067	2,590
	GMO Payment Gateway Inc.	49,092	2,588
	Keihan Holdings Co. Ltd.	120,143	2,587
	Alfresa Holdings Corp.	188,700	2,583
	TechnoPro Holdings Inc.	129,323	2,581
	Toho Gas Co. Ltd.	102,382	2,570
	Nihon Kohden Corp.	179,602	2,564
	Sumitomo Rubber Industries Ltd.	219,645	2,560
	Daicel Corp.	287,079	2,540
	Kansai Paint Co. Ltd.	187,386	2,540
	Yamaguchi Financial Group Inc.	226,104	2,520
	Iida Group Holdings Co. Ltd.	166,238	2,518
	EXEO Group Inc.	229,368	2,504
	Kewpie Corp.	128,174	2,491
	Mitsui Fudosan Logistics Park Inc.	3,755	2,470
	DMG Mori Co. Ltd.	151,824	2,449

Vanguard® Pacific Stock Index Fund
	Shares	Market Value ($000)
Dexerials Corp.	187,440	2,443
Internet Initiative Japan Inc.	130,692	2,441
Japan Prime Realty Investment Corp.	1,100	2,422
Nabtesco Corp.	135,121	2,416
Alps Alpine Co. Ltd.	238,120	2,381
Kamigumi Co. Ltd.	108,885	2,372
Maruwa Co. Ltd.	9,662	2,366
Mitsubishi Materials Corp.	149,368	2,344
NHK Spring Co. Ltd.	182,441	2,325
Nifco Inc.	97,210	2,323
Stanley Electric Co. Ltd.	139,049	2,319
Topcon Corp.	123,414	2,310
Tsumura & Co.	78,365	2,307
Nishi-Nippon Financial Holdings Inc.	167,442	2,298
Seino Holdings Co. Ltd.	151,910	2,293
Kadokawa Corp.	108,388	2,293
Ulvac Inc.	57,875	2,276
Goldwin Inc.	42,832	2,259
Kyushu Financial Group Inc.	444,791	2,250
Mitsubishi Motors Corp.	752,591	2,232
NSK Ltd.	512,110	2,223
ADEKA Corp.	117,638	2,192
Nankai Electric Railway Co. Ltd.	131,590	2,179
Sankyu Inc.	60,868	2,174
Tokyo Seimitsu Co. Ltd.	45,721	2,165
Koei Tecmo Holdings Co. Ltd.	173,486	2,165
Chugin Financial Group Inc.	197,001	2,163
Konica Minolta Inc.	534,141	2,162
JGC Holdings Corp.	256,914	2,157
Hisamitsu Pharmaceutical Co. Inc.	74,903	2,148
Kokusai Electric Corp.	139,000	2,147
Zenkoku Hosho Co. Ltd.	60,365	2,142
Sundrug Co. Ltd.	78,893	2,135
Nichias Corp.	65,039	2,129
JTEKT Corp.	270,410	2,126
Hakuhodo DY Holdings Inc.	285,443	2,119
DIC Corp.	97,619	2,115
Industrial & Infrastructure Fund Investment Corp.	2,823	2,108
Nippon Accommodations Fund Inc.	560	2,106
Kakaku.com Inc.	134,169	2,101
Nagase & Co. Ltd.	111,585	2,096
LaSalle Logiport REIT	2,259	2,088
Kagome Co. Ltd.	110,734	2,075
Taiyo Yuden Co. Ltd.	148,081	2,070
Daiwabo Holdings Co. Ltd.	105,280	2,049
Park24 Co. Ltd.	155,012	2,047
JVCKenwood Corp.	176,575	2,046
Casio Computer Co. Ltd.	245,860	2,044
Yamada Holdings Co. Ltd.	692,973	2,035
Chugoku Electric Power Co. Inc.	363,567	2,025
Kokuyo Co. Ltd.	116,307	2,022
Amano Corp.	77,280	2,021
Nikkon Holdings Co. Ltd.	137,706	2,004
Cosmos Pharmaceutical Corp.	42,652	1,996
ABC-Mart Inc.	95,298	1,989
Kandenko Co. Ltd.	123,914	1,983
Toyo Tire Corp.	120,630	1,983
Mitsui Mining & Smelting Co. Ltd.	67,045	1,977
Kyudenko Corp.	58,218	1,976
Macnica Holdings Inc.	168,277	1,975
Yamato Kogyo Co. Ltd.	39,854	1,972
NS Solutions Corp.	75,796	1,928
Nippon Electric Glass Co. Ltd.	89,264	1,918
Bic Camera Inc.	176,493	1,900
Sugi Holdings Co. Ltd.	109,093	1,897
Jeol Ltd.	51,424	1,895
Daishi Hokuetsu Financial Group Inc.	97,896	1,892
Teijin Ltd.	220,906	1,884
Round One Corp.	221,703	1,871
Makino Milling Machine Co. Ltd.	24,913	1,861

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Ezaki Glico Co. Ltd.	61,658	1,859
	Hokuhoku Financial Group Inc.	135,905	1,849
[2]	Japan Logistics Fund Inc.	3,180	1,842
	Nippon Gas Co. Ltd.	131,251	1,841
	Sumitomo Bakelite Co. Ltd.	76,400	1,840
	Kose Corp.	41,566	1,838
	Yaoko Co. Ltd.	31,301	1,831
	Nissui Corp.	331,075	1,824
	Sawai Group Holdings Co. Ltd.	140,544	1,815
	Toho Holdings Co. Ltd.	65,360	1,807
	Toda Corp.	298,320	1,806
	Canon Marketing Japan Inc.	54,789	1,799
	NOK Corp.	118,529	1,793
	Activia Properties Inc.	824	1,793
	DeNA Co. Ltd.	101,335	1,779
	OBIC Business Consultants Co. Ltd.	35,306	1,770
	AEON REIT Investment Corp.	2,182	1,762
	Takara Holdings Inc.	199,879	1,758
	Nippon Shokubai Co. Ltd.	144,208	1,749
	NSD Co. Ltd.	82,852	1,749
	SHO-BOND Holdings Co. Ltd.	53,986	1,749
	Fuyo General Lease Co. Ltd.	23,411	1,745
*	Mercari Inc.	144,223	1,741
	House Foods Group Inc.	95,454	1,738
	Zeon Corp.	186,814	1,737
	UBE Corp.	117,700	1,731
	Welcia Holdings Co. Ltd.	119,664	1,722
	INFRONEER Holdings Inc.	227,295	1,713
	K's Holdings Corp.	185,060	1,700
	Wacoal Holdings Corp.	48,567	1,695
	GS Yuasa Corp.	104,938	1,687
	Resorttrust Inc.	80,394	1,685
	H2O Retailing Corp.	112,512	1,676
	Daido Steel Co. Ltd.	209,425	1,668
*,2	SHIFT Inc.	201,000	1,658
	SWCC Corp.	33,699	1,643
	Kanematsu Corp.	97,914	1,638
	Harmonic Drive Systems Inc.	56,920	1,635
	Calbee Inc.	85,150	1,624
	Frontier Real Estate Investment Corp.	3,109	1,623
	Mabuchi Motor Co. Ltd.	117,722	1,617
	Morinaga Milk Industry Co. Ltd.	86,426	1,617
	Kotobuki Spirits Co. Ltd.	110,565	1,616
	Dowa Holdings Co. Ltd.	54,129	1,612
	Morinaga & Co. Ltd.	91,920	1,584
	MEITEC Group Holdings Inc.	81,443	1,581
	SBI Sumishin Net Bank Ltd.	51,800	1,579
	Nippon Kayaku Co. Ltd.	192,218	1,573
[2]	Mori Hills REIT Investment Corp.	1,936	1,566
	Relo Group Inc.	127,416	1,562
	Organo Corp.	31,372	1,553
	Sotetsu Holdings Inc.	93,538	1,550
[2]	Hokuetsu Corp.	163,756	1,542
	Maruichi Steel Tube Ltd.	70,327	1,529
	Workman Co. Ltd.	54,481	1,525
	Seven Bank Ltd.	768,472	1,524
	San-In Godo Bank Ltd.	177,398	1,516
*	PeptiDream Inc.	110,130	1,512
*	Sansan Inc.	96,685	1,509
	Fuji Corp.	99,736	1,506
	Rengo Co. Ltd.	265,926	1,503
	Citizen Watch Co. Ltd.	247,881	1,502
	Mirait One Corp.	101,038	1,501
*	Sharp Corp.	249,415	1,498
	Ito En Ltd.	67,834	1,497
	Anritsu Corp.	162,253	1,491
	Inaba Denki Sangyo Co. Ltd.	62,260	1,483
*	Money Forward Inc.	53,601	1,483
[2]	Yoshinoya Holdings Co. Ltd.	78,102	1,481
	Denka Co. Ltd.	103,771	1,478

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
[2]	Comforia Residential REIT Inc.	843	1,475
	NTT UD REIT Investment Corp.	1,724	1,468
	Nippon Shinyaku Co. Ltd.	60,460	1,463
	Toei Co. Ltd.	39,740	1,457
	Aeon Mall Co. Ltd.	113,501	1,433
	Tokuyama Corp.	85,582	1,420
	Rakus Co. Ltd.	114,201	1,418
	Shikoku Electric Power Co. Inc.	184,525	1,414
	Ushio Inc.	105,237	1,411
	Kaneka Corp.	58,030	1,409
	Hanwa Co. Ltd.	45,229	1,397
*	Visional Inc.	28,163	1,397
	Daiwa Securities Living Investments Corp.	2,417	1,393
	Shiga Bank Ltd.	46,764	1,390
	Hulic REIT Inc.	1,522	1,390
	Toyoda Gosei Co. Ltd.	77,559	1,386
	Nakanishi Inc.	83,834	1,383
	Hazama Ando Corp.	183,959	1,376
	Osaka Soda Co. Ltd.	127,495	1,369
	Kanadevia Corp.	198,634	1,367
	Takeuchi Manufacturing Co. Ltd.	39,041	1,367
	Japan Elevator Service Holdings Co. Ltd.	70,300	1,361
	Meiko Electronics Co. Ltd.	23,418	1,360
	Senko Group Holdings Co. Ltd.	134,910	1,353
	DCM Holdings Co. Ltd.	147,662	1,348
	Mitsubishi Estate Logistics REIT Investment Corp.	583	1,336
	Sinfonia Technology Co. Ltd.	29,778	1,334
	OKUMA Corp.	58,880	1,328
	Penta-Ocean Construction Co. Ltd.	314,875	1,328
	Nipro Corp.	141,248	1,319
	Tokai Carbon Co. Ltd.	236,886	1,319
	Aica Kogyo Co. Ltd.	62,955	1,314
	Seiko Group Corp.	38,393	1,314
	Tsubakimoto Chain Co.	106,832	1,313
	Nihon M&A Center Holdings Inc.	336,024	1,311
	Ship Healthcare Holdings Inc.	95,010	1,297
	Suruga Bank Ltd.	166,283	1,293
	Sangetsu Corp.	69,105	1,284
	Mori Trust REIT Inc.	3,126	1,275
	Daiwa Office Investment Corp.	668	1,267
	Mitsui-Soko Holdings Co. Ltd.	25,500	1,263
	Meidensha Corp.	49,315	1,261
	Mizuno Corp.	22,515	1,257
	Pilot Corp.	44,084	1,250
	Rorze Corp.	114,260	1,246
	Monex Group Inc.	213,118	1,245
	Japan Petroleum Exploration Co. Ltd.	175,185	1,242
	Toridoll Holdings Corp.	51,000	1,237
	Japan Excellent Inc.	1,524	1,232
	Toei Animation Co. Ltd.	60,150	1,231
	Yodogawa Steel Works Ltd.	33,870	1,226
	GMO internet group Inc.	68,812	1,221
	Sun Corp.	20,088	1,218
	Pigeon Corp.	128,395	1,217
	Kusuri no Aoki Holdings Co. Ltd.	57,078	1,216
	Tokyu REIT Inc.	1,147	1,200
[2]	Kyoritsu Maintenance Co. Ltd.	60,376	1,195
	Juroku Financial Group Inc.	39,637	1,190
	CKD Corp.	73,045	1,189
	Nojima Corp.	78,900	1,186
	Mizuho Leasing Co. Ltd.	180,930	1,184
	DTS Corp.	43,112	1,176
	Fujitsu General Ltd.	66,040	1,172
	Fuji Oil Holdings Inc.	53,890	1,171
	Nitto Boseki Co. Ltd.	31,769	1,168
[2]	Colowide Co. Ltd.	105,937	1,165
	Inabata & Co. Ltd.	56,198	1,162
	Duskin Co. Ltd.	48,195	1,155
	Financial Partners Group Co. Ltd.	70,618	1,155
	As One Corp.	70,568	1,154

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	UACJ Corp.	33,569	1,153
	Japan Securities Finance Co. Ltd.	93,281	1,149
	Nippon Soda Co. Ltd.	61,344	1,138
	Mitsui E&S Co. Ltd.	111,757	1,132
	NIPPON REIT Investment Corp.	2,158	1,132
	North Pacific Bank Ltd.	334,493	1,131
	Nishi-Nippon Railroad Co. Ltd.	78,147	1,130
	GungHo Online Entertainment Inc.	53,734	1,127
	Daiseki Co. Ltd.	47,084	1,126
	Hyakugo Bank Ltd.	256,638	1,125
	Acom Co. Ltd.	455,326	1,123
	Hokuriku Electric Power Co.	201,642	1,121
	AEON Financial Service Co. Ltd.	137,931	1,115
	Daiichikosho Co. Ltd.	95,814	1,115
	Paramount Bed Holdings Co. Ltd.	61,722	1,115
	Tamron Co. Ltd.	38,054	1,113
	EDION Corp.	94,157	1,112
[2]	Towa Corp.	84,014	1,108
	Kissei Pharmaceutical Co. Ltd.	43,352	1,104
	Modec Inc.	53,609	1,102
	Simplex Holdings Inc.	58,400	1,091
	Lintec Corp.	58,067	1,086
	Toyota Boshoku Corp.	81,826	1,086
	Hokkaido Electric Power Co. Inc.	212,870	1,084
*	Hino Motors Ltd.	330,256	1,080
	ARE Holdings Inc.	87,316	1,080
	Dentsu Soken Inc.	27,292	1,079
	Okamura Corp.	84,323	1,078
	Daihen Corp.	23,607	1,077
	Okumura Corp.	42,685	1,074
	Toagosei Co. Ltd.	115,814	1,074
	TS Tech Co. Ltd.	94,722	1,074
	PAL GROUP Holdings Co. Ltd.	48,504	1,070
	Taiyo Holdings Co. Ltd.	39,740	1,069
	FP Corp.	54,786	1,068
	Sanki Engineering Co. Ltd.	52,898	1,065
	SKY Perfect JSAT Holdings Inc.	177,130	1,061
	Seria Co. Ltd.	61,457	1,055
	Create Restaurants Holdings Inc.	120,176	1,048
	Heiwa Real Estate REIT Inc.	1,262	1,042
	PALTAC Corp.	37,252	1,041
	Kiyo Bank Ltd.	69,800	1,039
	Nishimatsu Construction Co. Ltd.	31,721	1,031
	Kaken Pharmaceutical Co. Ltd.	37,939	1,030
	Sumitomo Warehouse Co. Ltd.	58,336	1,017
	Glory Ltd.	59,743	1,016
	Kureha Corp.	56,478	1,014
	Max Co. Ltd.	39,718	1,014
	H.U. Group Holdings Inc.	61,842	1,013
	Musashi Seimitsu Industry Co. Ltd.	51,504	1,011
	Ain Holdings Inc.	33,507	1,011
	Taikisha Ltd.	33,567	1,010
	TBS Holdings Inc.	36,937	1,005
	Tadano Ltd.	135,066	1,001
	Appier Group Inc.	96,800	1,001
	Arcs Co. Ltd.	57,441	998
	Kumagai Gumi Co. Ltd.	40,037	991
	OSG Corp.	88,397	978
	Seiren Co. Ltd.	56,082	969
	Mitsubishi Logisnext Co. Ltd.	75,561	968
	Senshu Ikeda Holdings Inc.	340,564	963
*	Sanken Electric Co. Ltd.	24,496	962
	Tokyo Steel Manufacturing Co. Ltd.	95,249	959
	Fujimi Inc.	68,030	957
	Heiwa Real Estate Co. Ltd.	32,835	956
	Aichi Financial Group Inc.	55,043	954
	Heiwa Corp.	63,256	951
	Shochiku Co. Ltd.	12,056	951
	Leopalace21 Corp.	266,376	948
	Micronics Japan Co. Ltd.	39,047	945

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Hoshino Resorts REIT Inc.	708	945
	Izumi Co. Ltd.	46,915	944
	Digital Garage Inc.	36,748	943
	Takuma Co. Ltd.	87,052	942
	JMDC Inc.	36,900	937
	Okasan Securities Group Inc.	225,356	931
	Exedy Corp.	30,063	930
	Ferrotec Holdings Corp.	55,741	923
	Nihon Parkerizing Co. Ltd.	112,451	917
	Mixi Inc.	44,042	913
	Tokyo Kiraboshi Financial Group Inc.	29,265	905
	Nisshinbo Holdings Inc.	157,811	903
	Saizeriya Co. Ltd.	29,981	897
[2]	Star Asia Investment Corp.	2,688	895
	Nisshin Oillio Group Ltd.	27,590	885
	C Uyemura & Co. Ltd.	13,300	882
	Sakata Seed Corp.	37,250	880
	KYB Corp.	46,154	872
	Tokai Tokyo Financial Holdings Inc.	266,834	871
	TOKAI Holdings Corp.	143,175	871
	NTN Corp.	543,017	870
[2]	Sakura Internet Inc.	28,600	867
	Open Up Group Inc.	71,274	866
	JAFCO Group Co. Ltd.	59,165	865
	Fukuoka REIT Corp.	911	863
	Sumitomo Osaka Cement Co. Ltd.	40,426	862
	Megmilk Snow Brand Co. Ltd.	50,306	862
	Nippn Corp.	61,563	861
	Justsystems Corp.	39,642	857
	Global One Real Estate Investment Corp.	1,261	856
	Starts Corp. Inc.	34,360	854
	Shoei Co. Ltd.	61,400	852
	Kato Sangyo Co. Ltd.	29,899	844
	Hokkoku Financial Holdings Inc.	24,184	843
	TKC Corp.	34,164	839
	Chugoku Marine Paints Ltd.	55,136	837
	Bunka Shutter Co. Ltd.	69,448	835
*	Sumitomo Pharma Co. Ltd.	211,962	830
	Joyful Honda Co. Ltd.	68,814	830
	Namura Shipbuilding Co. Ltd.	63,900	820
	Katitas Co. Ltd.	58,600	819
	Pola Orbis Holdings Inc.	90,052	819
	FCC Co. Ltd.	40,838	815
	Fukuyama Transporting Co. Ltd.	34,345	814
	Toyo Ink SC Holdings Co. Ltd.	40,822	812
	Maruha Nichiro Corp.	42,132	812
	Nanto Bank Ltd.	35,521	806
	Noritsu Koki Co. Ltd.	24,705	799
	Dai-Dan Co. Ltd.	33,638	797
	Royal Holdings Co. Ltd.	47,979	797
	Riken Keiki Co. Ltd.	39,740	796
	Nishimatsuya Chain Co. Ltd.	52,880	792
	Arata Corp.	38,798	791
	Tokai Rika Co. Ltd.	53,670	788
	JINS Holdings Inc.	17,230	786
	San-A Co. Ltd.	41,232	785
	Hosiden Corp.	57,834	784
	Kaga Electronics Co. Ltd.	43,736	783
	Aiful Corp.	357,642	779
	Fuji Seal International Inc.	50,503	777
	Jaccs Co. Ltd.	31,584	777
	Itoham Yonekyu Holdings Inc.	31,127	774
	Musashino Bank Ltd.	36,951	773
[2]	Anycolor Inc.	37,800	773
	Noritake Co. Ltd.	31,080	770
	Daiei Kankyo Co. Ltd.	42,200	770
	ARCLANDS Corp.	69,476	769
[2]	Mitsui High-Tec Inc.	132,040	767
	SMS Co. Ltd.	71,068	761
	Japan Material Co. Ltd.	68,136	761

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Iino Kaiun Kaisha Ltd.	105,295	760
	Maruzen Showa Unyu Co. Ltd.	19,738	757
	Megachips Corp.	19,917	748
	Toyo Construction Co. Ltd.	83,270	748
	Raito Kogyo Co. Ltd.	52,688	744
[2]	Fuji Media Holdings Inc.	52,684	743
	Bank of Nagoya Ltd.	16,018	740
	Ohsho Food Service Corp.	39,750	740
	YAMABIKO Corp.	41,747	735
	Monogatari Corp.	33,926	732
	San-Ai Obbli Co. Ltd.	62,842	728
	Kanamoto Co. Ltd.	36,075	726
	Aoyama Trading Co. Ltd.	51,382	724
	Kitz Corp.	95,988	724
[2]	Kasumigaseki Capital Co. Ltd.	7,545	722
	Awa Bank Ltd.	39,623	721
	Totetsu Kogyo Co. Ltd.	34,770	719
	Nippon Light Metal Holdings Co. Ltd.	70,134	718
	Systena Corp.	312,820	715
	KOMEDA Holdings Co. Ltd.	40,058	713
	Okinawa Cellular Telephone Co.	25,956	713
	Valor Holdings Co. Ltd.	50,625	712
	Tocalo Co. Ltd.	61,156	709
	Ariake Japan Co. Ltd.	21,117	707
	Funai Soken Holdings Inc.	45,556	707
	Maeda Kosen Co. Ltd.	57,000	706
	Autobacs Seven Co. Ltd.	73,514	705
	Kurabo Industries Ltd.	18,904	705
	Wacom Co. Ltd.	163,831	705
	Sanyo Denki Co. Ltd.	11,659	705
	Japan Aviation Electronics Industry Ltd.	38,691	700
	Fuji Kyuko Co. Ltd.	46,793	698
	Komeri Co. Ltd.	35,670	698
	Hankyu Hanshin REIT Inc.	840	693
*	Medley Inc.	26,400	690
	CRE Logistics REIT Inc.	711	689
	Mitsubishi Pencil Co. Ltd.	48,092	688
	MCJ Co. Ltd.	78,308	686
	Maxell Ltd.	53,102	684
	Hamakyorex Co. Ltd.	77,516	678
	Mitsubishi Shokuhin Co. Ltd.	21,135	678
	Hyakujushi Bank Ltd.	28,978	677
	Token Corp.	8,466	677
	Nichiha Corp.	35,968	672
	Adastria Co. Ltd.	31,372	670
	TOMONY Holdings Inc.	230,308	669
	Mani Inc.	71,815	668
	MOS Food Services Inc.	29,486	667
	Yokogawa Bridge Holdings Corp.	38,159	663
	Integrated Design & Engineering Holdings Co. Ltd.	15,835	662
	Hiday Hidaka Corp.	34,349	658
	Ichibanya Co. Ltd.	102,820	658
	U-Next Holdings Co. Ltd.	54,882	658
	Konoike Transport Co. Ltd.	32,259	657
	Nippon Television Holdings Inc.	35,500	655
	Ichigo Office REIT Investment Corp.	1,223	653
	Yellow Hat Ltd.	36,966	652
	Toshiba TEC Corp.	29,687	651
	Premium Group Co. Ltd.	38,500	650
	Tri Chemical Laboratories Inc.	31,100	647
	Hogy Medical Co. Ltd.	20,696	646
*,2	Remixpoint Inc.	145,184	645
	Morita Holdings Corp.	44,916	644
	Mitsuboshi Belting Ltd.	25,401	643
	Mirai Corp.	2,379	636
	Trusco Nakayama Corp.	47,418	632
	Transcosmos Inc.	30,577	632
	Zojirushi Corp.	58,298	632
	Chudenko Corp.	30,282	630
	Yamazen Corp.	73,192	630

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Gunze Ltd.	18,422	626
	Kohnan Shoji Co. Ltd.	26,877	625
	Wakita & Co. Ltd.	53,799	625
	Fukuda Denshi Co. Ltd.	14,442	625
	Nippon Paper Industries Co. Ltd.	109,109	623
	SOSiLA Logistics REIT Inc.	875	623
	Heiwado Co. Ltd.	40,962	621
	Toyobo Co. Ltd.	98,292	621
	Eizo Corp.	43,620	620
	Shibaura Machine Co. Ltd.	26,893	619
	Matsui Securities Co. Ltd.	117,423	618
	JCU Corp.	26,498	615
	Earth Corp.	18,839	612
[2]	Nomura Micro Science Co. Ltd.	36,800	612
	Fujita Kanko Inc.	9,565	611
	Oki Electric Industry Co. Ltd.	97,710	611
*	Nxera Pharma Co. Ltd.	98,200	610
	Mitsuuroko Group Holdings Co. Ltd.	52,400	609
	Ogaki Kyoritsu Bank Ltd.	43,919	607
	Topre Corp.	49,712	607
	ZERIA Pharmaceutical Co. Ltd.	42,105	606
	Toa Corp.	78,872	603
	Takara Standard Co. Ltd.	55,481	600
	Mochida Pharmaceutical Co. Ltd.	27,580	598
	Dip Corp.	39,706	592
	Aeon Delight Co. Ltd.	22,414	590
	Itochu Enex Co. Ltd.	57,488	588
	Create SD Holdings Co. Ltd.	32,199	587
	Towa Pharmaceutical Co. Ltd.	30,180	584
	Yonex Co. Ltd.	43,428	584
	Ai Holdings Corp.	45,636	584
	Keiyo Bank Ltd.	111,053	583
	Okamoto Industries Inc.	17,029	582
	Takasago International Corp.	16,533	573
	Noevir Holdings Co. Ltd.	19,127	570
	TSI Holdings Co. Ltd.	71,184	568
	Konishi Co. Ltd.	68,960	567
	Yuasa Trading Co. Ltd.	19,926	566
	Ichigo Inc.	247,443	565
	Aichi Steel Corp.	12,647	564
	Tsurumi Manufacturing Co. Ltd.	25,904	562
	Central Glass Co. Ltd.	26,516	561
	Itoki Corp.	53,900	560
	Riso Kagaku Corp.	61,766	559
	Infomart Corp.	267,432	558
*,2	Atom Corp.	131,751	557
	Japan Lifeline Co. Ltd.	60,808	557
	Shibuya Corp.	23,704	557
	Nishio Holdings Co. Ltd.	20,133	554
	Tosei Corp.	35,873	552
	Oiles Corp.	34,971	550
	Lifedrink Co. Inc.	39,844	550
	Menicon Co. Ltd.	60,984	547
[2]	Tsuburaya Fields Holdings Inc.	45,542	546
	Shinmaywa Industries Ltd.	62,629	545
	ASKUL Corp.	49,510	543
	Fuji Co. Ltd.	39,416	543
	Zacros Corp.	21,130	542
	Nippon Densetsu Kogyo Co. Ltd.	41,038	540
	Pacific Industrial Co. Ltd.	55,192	540
	Tokyotokeiba Co. Ltd.	18,730	540
	KH Neochem Co. Ltd.	39,837	538
	TPR Co. Ltd.	34,872	537
	Takara Leben Real Estate Investment Corp.	941	537
	Japan Wool Textile Co. Ltd.	62,600	536
	Daiichi Jitsugyo Co. Ltd.	31,971	533
	Nitto Kogyo Corp.	28,477	533
	Ricoh Leasing Co. Ltd.	16,137	533
	Nomura Co. Ltd.	90,340	532
	Nagawa Co. Ltd.	12,700	531

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Argo Graphics Inc.	16,700	529
	Life Corp.	22,810	529
	Torii Pharmaceutical Co. Ltd.	16,542	529
	Eiken Chemical Co. Ltd.	38,456	528
	Happinet Corp.	17,534	527
	Kumiai Chemical Industry Co. Ltd.	107,737	527
	JBCC Holdings Inc.	17,000	526
	United Arrows Ltd.	30,778	522
	Kyokuto Kaihatsu Kogyo Co. Ltd.	33,562	522
	Sakata INX Corp.	47,506	522
	Daio Paper Corp.	94,166	522
	Hioki EE Corp.	10,359	516
	Central Automotive Products Ltd.	17,400	515
	Senshu Electric Co. Ltd.	15,862	514
	Shibaura Mechatronics Corp.	9,800	513
[2]	Change Holdings Inc.	54,400	512
	Showa Sangyo Co. Ltd.	28,686	511
	Taihei Dengyo Kaisha Ltd.	16,430	510
	Idec Corp.	30,979	509
	Doutor Nichires Holdings Co. Ltd.	33,471	509
	IDOM Inc.	68,153	506
	Cybozu Inc.	28,688	506
	Shikoku Kasei Holdings Corp.	41,044	506
	Raksul Inc.	57,900	504
	Nitta Corp.	21,611	502
	Nichicon Corp.	70,914	500
	Nichiden Corp.	25,440	499
	Marusan Securities Co. Ltd.	76,229	498
	Sumitomo Densetsu Co. Ltd.	15,535	498
	Nohmi Bosai Ltd.	25,000	497
	PILLAR Corp.	18,200	496
	Zuken Inc.	15,635	492
	Onward Holdings Co. Ltd.	122,559	491
	Prestige International Inc.	108,506	490
	Sinko Industries Ltd.	61,227	489
	Fuso Chemical Co. Ltd.	22,612	487
	TechMatrix Corp.	30,000	487
	Kosaido Holdings Co. Ltd.	142,200	487
	United Super Markets Holdings Inc.	96,787	486
	Yamanashi Chuo Bank Ltd.	33,156	484
	Nichireki Group Co. Ltd.	31,000	483
	AZ-COM Maruwa Holdings Inc.	65,188	481
	Future Corp.	41,032	480
	Shin-Etsu Polymer Co. Ltd.	45,932	480
	Nissha Co. Ltd.	45,728	478
	Prima Meat Packers Ltd.	33,765	477
	Sumitomo Riko Co. Ltd.	40,933	476
	Totech Corp.	31,200	476
	Elecom Co. Ltd.	49,422	475
[2]	Ringer Hut Co. Ltd.	32,398	475
	One REIT Inc.	305	475
	Nittetsu Mining Co. Ltd.	15,544	474
	Nissan Shatai Co. Ltd.	71,410	474
	Yurtec Corp.	42,051	472
	CTI Engineering Co. Ltd.	27,600	472
	en Japan Inc.	36,300	470
	DyDo Group Holdings Inc.	22,439	469
	Meisei Industrial Co. Ltd.	51,784	469
	Star Micronics Co. Ltd.	37,343	469
	Toho Bank Ltd.	235,050	469
	Furuno Electric Co. Ltd.	27,389	466
	WingArc1st Inc.	21,100	466
	HIS Co. Ltd.	47,248	465
	T Hasegawa Co. Ltd.	24,099	465
	Optorun Co. Ltd.	39,900	465
	Hibiya Engineering Ltd.	18,795	464
	Mitsui DM Sugar Holdings Co. Ltd.	20,929	464
	Nachi-Fujikoshi Corp.	21,713	463
	Toyo Tanso Co. Ltd.	18,035	461
	Ryobi Ltd.	31,477	460

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Furuya Metal Co. Ltd.	21,600	458
	Bando Chemical Industries Ltd.	37,403	457
	SIGMAXYZ Holdings Inc.	75,600	456
	Tokyo Electron Device Ltd.	22,516	454
	Sumitomo Mitsui Construction Co. Ltd.	168,532	452
	Tsugami Corp.	42,262	452
	Noritz Corp.	41,141	450
	Npr Riken Corp.	27,520	450
	First Bank of Toyama Ltd.	64,671	448
	UT Group Co. Ltd.	31,700	447
	T-Gaia Corp.	26,004	445
	Sun Frontier Fudousan Co. Ltd.	34,404	445
	Milbon Co. Ltd.	21,514	442
	Nippon Signal Co. Ltd.	75,521	442
	Aisan Industry Co. Ltd.	35,651	438
	Kyorin Pharmaceutical Co. Ltd.	46,087	437
	Nikkiso Co. Ltd.	66,720	436
	Furukawa Co. Ltd.	34,147	434
	Nagaileben Co. Ltd.	32,383	434
	Sinanen Holdings Co. Ltd.	10,360	432
	Uchida Yoko Co. Ltd.	9,859	432
	Joshin Denki Co. Ltd.	28,314	431
	Broadleaf Co. Ltd.	104,426	430
	Nextage Co. Ltd.	44,500	430
	Kisoji Co. Ltd.	30,700	429
	Digital Arts Inc.	11,256	429
	Tachi-S Co. Ltd.	36,071	429
*	PKSHA Technology Inc.	18,588	427
	Fukushima Galilei Co. Ltd.	24,896	424
	Belc Co. Ltd.	10,458	423
	Sekisui Jushi Corp.	33,371	422
	eGuarantee Inc.	37,600	422
	Eagle Industry Co. Ltd.	31,176	416
	Teikoku Sen-I Co. Ltd.	27,103	416
	Nippon Seiki Co. Ltd.	57,791	415
	Tokai Corp.	29,318	415
	Nippon Yakin Kogyo Co. Ltd.	15,931	411
	Tsukishima Holdings Co. Ltd.	43,437	411
	Matsuyafoods Holdings Co. Ltd.	10,463	410
	Fujibo Holdings Inc.	12,249	407
[2]	Kura Sushi Inc.	22,910	406
	Piolax Inc.	26,988	406
	Tachibana Eletech Co. Ltd.	23,700	406
	San ju San Financial Group Inc.	26,173	406
	VT Holdings Co. Ltd.	119,894	404
	Nippon Kanzai Holdings Co. Ltd.	23,525	404
	Shofu Inc.	29,500	404
	BML Inc.	22,003	403
	Okinawa Financial Group Inc.	23,580	402
	Genky DrugStores Co. Ltd.	19,800	400
	A&D HOLON Holdings Co. Ltd.	32,563	398
	Japan Transcity Corp.	59,276	397
	KeePer Technical Laboratory Co. Ltd.	13,826	397
	Goldcrest Co. Ltd.	19,926	396
	Valqua Ltd.	18,831	396
	Iriso Electronics Co. Ltd.	23,307	395
	Japan Pulp & Paper Co. Ltd.	94,490	395
[2]	Ise Chemicals Corp.	2,244	393
	Optex Group Co. Ltd.	36,968	391
	Shoei Foods Corp.	14,741	390
	Mitani Sekisan Co. Ltd.	11,900	389
	TOA ROAD Corp.	46,245	389
	Ryoyo Ryosan Holdings Inc.	24,076	389
	Orient Corp.	73,474	387
	Starzen Co. Ltd.	20,632	386
	ASAHI YUKIZAI Corp.	13,744	384
	Kanto Denka Kogyo Co. Ltd.	62,387	383
	Procrea Holdings Inc.	34,010	383
	Ishihara Sangyo Kaisha Ltd.	37,039	382
	Anicom Holdings Inc.	91,336	382

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	AOKI Holdings Inc.	45,023	381
	Tokyu Construction Co. Ltd.	80,180	381
	Kameda Seika Co. Ltd.	15,138	380
	Oita Bank Ltd.	18,729	380
	Sanyo Special Steel Co. Ltd.	29,477	379
	Komori Corp.	48,087	378
	Bank of the Ryukyus Ltd.	51,042	376
	Torishima Pump Manufacturing Co. Ltd.	25,601	374
	Miyazaki Bank Ltd.	17,571	371
	Shin Nippon Air Technologies Co. Ltd.	30,000	371
	Yamaichi Electronics Co. Ltd.	24,800	371
	Futaba Industrial Co. Ltd.	75,529	370
	Sintokogio Ltd.	61,578	369
	Mandom Corp.	46,427	368
	TRE Holdings Corp.	36,600	368
	Takara Bio Inc.	55,186	367
	Axial Retailing Inc.	63,736	366
	Comture Corp.	26,100	366
	I'll Inc.	21,900	363
	Tamura Corp.	94,447	362
	Koshidaka Holdings Co. Ltd.	52,768	362
	Curves Holdings Co. Ltd.	76,368	362
	Tonami Holdings Co. Ltd.	8,569	361
*	eRex Co. Ltd.	69,961	360
	Daiwa Industries Ltd.	34,777	359
	Mirarth Holdings Inc.	106,712	359
	Keihanshin Building Co. Ltd.	37,231	359
	Oyo Corp.	21,602	359
	Aeon Hokkaido Corp.	62,300	359
	Plus Alpha Consulting Co. Ltd.	31,089	359
	Hosokawa Micron Corp.	12,842	358
	Restar Corp.	22,227	358
	TV Asahi Holdings Corp.	22,600	357
	Anest Iwata Corp.	40,950	357
	Vital KSK Holdings Inc.	46,842	357
	Sato Holdings Corp.	25,093	356
	Bell System24 Holdings Inc.	43,748	356
	Altech Corp.	22,100	354
	Nippon Carbon Co. Ltd.	12,751	353
	S Foods Inc.	21,836	353
	Starts Proceed Investment Corp.	312	353
	Canon Electronics Inc.	21,516	352
	Hakuto Co. Ltd.	12,145	352
	ESPEC Corp.	21,112	352
	Doshisha Co. Ltd.	25,597	351
	Roland Corp.	13,800	351
	Denyo Co. Ltd.	20,229	350
	Bank of Iwate Ltd.	17,724	350
	Alconix Corp.	35,820	350
	Aida Engineering Ltd.	66,934	349
	Sanyo Chemical Industries Ltd.	13,852	349
	Takamatsu Construction Group Co. Ltd.	19,629	347
	Vision Inc.	46,213	347
	Avex Inc.	37,255	346
	Miyaji Engineering Group Inc.	27,514	346
	Nissin Corp.	11,849	345
	Obara Group Inc.	14,045	343
	Hirata Corp.	9,815	343
	J Trust Co. Ltd.	102,543	341
	Geo Holdings Corp.	29,064	341
	Tenma Corp.	18,834	341
	Union Tool Co.	11,256	341
	Strike Co. Ltd.	16,730	341
*,2	euglena Co. Ltd.	127,308	340
	Arisawa Manufacturing Co. Ltd.	36,500	340
	Tosei REIT Investment Corp.	410	340
	Mirai Industry Co. Ltd.	14,395	340
	Krosaki Harima Corp.	21,124	339
	Hokuetsu Industries Co. Ltd.	26,500	339
	Teikoku Electric Manufacturing Co. Ltd.	18,718	337

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	18,219	337
	Retail Partners Co. Ltd.	41,000	337
*	Chiyoda Corp.	171,708	334
	METAWATER Co. Ltd.	28,096	334
	Yahagi Construction Co. Ltd.	33,286	332
*	M&A Research Institute Holdings Inc.	33,365	332
	Matsuya Co. Ltd.	47,819	331
	Riken Vitamin Co. Ltd.	21,728	331
	Septeni Holdings Co. Ltd.	129,300	331
	Asanuma Corp.	79,500	330
	MEC Co. Ltd.	15,946	330
	Komehyo Holdings Co. Ltd.	12,500	328
	Sala Corp.	61,500	327
	Oriental Shiraishi Corp.	127,729	325
	Transaction Co. Ltd.	26,100	325
	HI-LEX Corp.	32,500	324
	J-Oil Mills Inc.	24,516	322
	Press Kogyo Co. Ltd.	88,193	321
	Belluna Co. Ltd.	56,377	319
	JAC Recruitment Co. Ltd.	72,636	319
	K&O Energy Group Inc.	15,136	318
	Osaka Organic Chemical Industry Ltd.	18,200	318
[2]	Computer Engineering & Consulting Ltd.	26,028	317
	Insource Co. Ltd.	46,200	316
	Chori Co. Ltd.	14,152	315
	Shinagawa Refractories Co. Ltd.	28,162	315
	Japan Investment Adviser Co. Ltd.	38,700	314
	GLOBERIDE Inc.	25,400	313
	Shikoku Bank Ltd.	39,836	313
	Macromill Inc.	38,887	313
	Chofu Seisakusho Co. Ltd.	25,011	311
	Ehime Bank Ltd.	42,041	311
	Pressance Corp.	20,263	311
[2]	Tama Home Co. Ltd.	14,700	311
	Avant Group Corp.	25,000	311
	Aizawa Securities Group Co. Ltd.	27,626	310
	Fukui Bank Ltd.	24,496	309
	JP-Holdings Inc.	73,645	309
	Santec Holdings Corp.	7,850	309
	Imperial Hotel Ltd.	52,500	309
	SBS Holdings Inc.	19,400	308
	Pasona Group Inc.	23,720	307
[2]	Health Care & Medical Investment Corp.	450	307
	Seikitokyu Kogyo Co. Ltd.	30,800	306
	Rock Field Co. Ltd.	29,812	305
	Godo Steel Ltd.	11,758	304
	Hochiki Corp.	19,100	304
	Kurimoto Ltd.	10,545	304
	Daikyonishikawa Corp.	74,245	304
	RS Technologies Co. Ltd.	15,600	303
	Chubu Steel Plate Co. Ltd.	20,300	302
	ESCON Japan REIT Investment Corp.	419	302
	Yamae Group Holdings Co. Ltd.	23,200	301
	Asahi Diamond Industrial Co. Ltd.	54,260	300
	Sakai Moving Service Co. Ltd.	19,318	300
	JSB Co. Ltd.	14,600	300
[2]	Toyo Gosei Co. Ltd.	8,900	300
	Katakura Industries Co. Ltd.	22,500	299
	World Co. Ltd.	18,700	299
	M&A Capital Partners Co. Ltd.	15,144	299
	Sumitomo Seika Chemicals Co. Ltd.	9,959	298
	ASKA Pharmaceutical Holdings Co. Ltd.	23,504	298
	France Bed Holdings Co. Ltd.	35,898	297
	Raiznext Corp.	29,723	297
	ES-Con Japan Ltd.	45,600	296
	Kamei Corp.	25,796	296
	Okinawa Electric Power Co. Inc.	51,144	296
	Onoken Co. Ltd.	29,630	296
	Unipres Corp.	41,920	296
	St. Marc Holdings Co. Ltd.	17,934	296

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
*	RENOVA Inc.	74,400	296
	Mars Group Holdings Corp.	14,458	295
	Nissei ASB Machine Co. Ltd.	8,463	295
	Ines Corp.	24,888	294
	Kyokuyo Co. Ltd.	11,057	294
	Alpen Co. Ltd.	21,428	294
	Riken Technos Corp.	44,493	293
	Iwaki Co. Ltd.	18,600	293
	Saibu Gas Holdings Co. Ltd.	26,392	291
	Yondoshi Holdings Inc.	23,618	291
[2]	Sumiseki Holdings Inc.	56,300	291
	Aiphone Co. Ltd.	16,645	290
	Shizuoka Gas Co. Ltd.	44,738	290
	Itochu-Shokuhin Co. Ltd.	6,076	289
	Sagami Holdings Corp.	25,411	289
	Seika Corp.	9,954	289
[2]	Samty Residential Investment Corp.	479	288
	Nippon Ceramic Co. Ltd.	18,310	287
	Shinnihon Corp.	27,882	287
[2]	Ki-Star Real Estate Co. Ltd.	10,300	287
	MARUKA FURUSATO Corp.	18,900	286
	Weathernews Inc.	12,548	285
	Pack Corp.	12,346	281
	Sankei Real Estate Inc.	528	281
	Hokuto Corp.	23,605	278
	Enplas Corp.	8,051	277
	NS United Kaiun Kaisha Ltd.	10,955	277
	Daikokutenbussan Co. Ltd.	5,677	276
	Kyoei Steel Ltd.	22,602	276
	Yokowo Co. Ltd.	26,240	276
	Matsuda Sangyo Co. Ltd.	13,643	275
	Akita Bank Ltd.	18,324	273
	Shibusawa Logistics Corp.	13,756	273
	Xebio Holdings Co. Ltd.	33,598	272
*,2	Oisix ra daichi Inc.	28,354	272
	Siix Corp.	37,236	271
	TOC Co. Ltd.	65,192	271
	Sanyo Electric Railway Co. Ltd.	20,723	270
	Yokorei Co. Ltd.	48,327	270
[2]	OSAKA Titanium Technologies Co. Ltd.	22,114	269
	Topy Industries Ltd.	20,118	269
	Dai Nippon Toryo Co. Ltd.	34,186	266
	Stella Chemifa Corp.	9,259	264
	Toenec Corp.	39,840	263
	Halows Co. Ltd.	10,661	262
[2]	Tanseisha Co. Ltd.	45,249	262
	NEC Capital Solutions Ltd.	10,266	262
	Okabe Co. Ltd.	55,111	261
	JDC Corp.	81,500	261
	Sodick Co. Ltd.	48,714	260
	gremz Inc.	17,300	260
	PHC Holdings Corp.	38,900	260
	Daito Pharmaceutical Co. Ltd.	19,415	259
	Software Service Inc.	3,400	259
	Gakken Holdings Co. Ltd.	38,512	258
	Marudai Food Co. Ltd.	24,196	258
	Toho Titanium Co. Ltd.	38,650	258
	G-Tekt Corp.	23,304	257
	JM Holdings Co. Ltd.	16,600	257
	Cosel Co. Ltd.	38,997	256
	Nippon Road Co. Ltd.	21,770	256
	Chubu Shiryo Co. Ltd.	30,379	255
	JCR Pharmaceuticals Co. Ltd.	71,932	255
	Sakai Chemical Industry Co. Ltd.	15,528	255
	Bank of Saga Ltd.	16,844	253
	Hokkaido Gas Co. Ltd.	71,745	253
	Miroku Jyoho Service Co. Ltd.	20,512	253
	Shin Nippon Biomedical Laboratories Ltd.	23,210	253
	Ryoden Corp.	15,740	253
	Ichiyoshi Securities Co. Ltd.	45,838	252

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Sumida Corp.	42,955	252
	Cawachi Ltd.	14,646	251
	Kyokuto Securities Co. Ltd.	23,300	249
*	Nippon Sheet Glass Co. Ltd.	101,482	247
	Qol Holdings Co. Ltd.	26,127	247
*	SRE Holdings Corp.	11,383	246
	Genki Global Dining Concepts Corp.	12,093	246
	Shinko Shoji Co. Ltd.	37,530	245
	Link & Motivation Inc.	70,300	245
	West Holdings Corp.	24,114	245
	Fixstars Corp.	22,100	244
	Kawada Technologies Inc.	13,940	243
	Fujicco Co. Ltd.	22,701	241
	m-up Holdings Inc.	23,400	241
	Kappa Create Co. Ltd.	25,493	240
*	Istyle Inc.	71,276	239
	Akatsuki Inc.	12,500	239
	Nippon Thompson Co. Ltd.	72,394	238
	Nittoku Co. Ltd.	17,600	238
	Icom Inc.	13,200	237
	Yamagata Bank Ltd.	35,358	237
	Aichi Corp.	25,582	236
	Shinwa Co. Ltd.	12,349	235
	Fujiya Co. Ltd.	14,551	234
	CMK Corp.	78,681	233
	Daikoku Denki Co. Ltd.	12,500	233
	Nippon Fine Chemical Co. Ltd.	16,000	232
	Neturen Co. Ltd.	35,940	231
	Key Coffee Inc.	17,322	230
	Toyo Corp.	25,095	229
	GREE Holdings Inc.	76,639	229
	Fukuda Corp.	6,976	228
	Mitsuba Corp.	39,939	227
	Base Co. Ltd.	11,700	227
	Tekken Corp.	13,742	225
	Chiyoda Co. Ltd.	27,087	223
	Nippon Parking Development Co. Ltd.	162,710	222
	ST Corp.	22,649	222
	Wellneo Sugar Co. Ltd.	14,900	221
	Shinsho Corp.	5,600	221
	Nafco Co. Ltd.	18,000	220
	MTI Ltd.	32,978	219
	SRA Holdings	7,868	219
	giftee Inc.	24,741	219
	Seikagaku Corp.	42,722	218
	BRONCO BILLY Co. Ltd.	9,359	218
	Nippon Denko Co. Ltd.	120,476	217
	Okura Industrial Co. Ltd.	11,164	217
	Hoosiers Holdings Co. Ltd.	32,400	217
	Warabeya Nichiyo Holdings Co. Ltd.	15,939	216
	Okuwa Co. Ltd.	41,777	215
	COLOPL Inc.	67,682	215
	Toyo Kanetsu KK	8,460	214
	KPP Group Holdings Co. Ltd.	49,771	214
	Daiki Aluminium Industry Co. Ltd.	31,435	214
	Koatsu Gas Kogyo Co. Ltd.	39,573	213
	Komatsu Matere Co. Ltd.	40,843	213
	Softcreate Holdings Corp.	14,396	213
	LEC Inc.	25,884	211
	Management Solutions Co. Ltd.	19,126	211
	Sparx Group Co. Ltd.	22,080	209
	Nihon Nohyaku Co. Ltd.	41,781	204
	Tochigi Bank Ltd.	108,842	204
	Mitsubishi Research Institute Inc.	6,571	204
	Koa Corp.	32,069	203
	Osaki Electric Co. Ltd.	41,910	203
	Carta Holdings Inc.	22,300	203
	Shima Seiki Manufacturing Ltd.	30,768	202
	FULLCAST Holdings Co. Ltd.	20,596	200
	Rheon Automatic Machinery Co. Ltd.	21,186	200

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Amvis Holdings Inc.	47,391	200
	Gamecard-Joyco Holdings Inc.	12,500	200
	Zenrin Co. Ltd.	35,095	199
	Chiyoda Integre Co. Ltd.	10,546	198
	Kyodo Printing Co. Ltd.	7,165	197
	Giken Ltd.	20,237	195
	Ichikoh Industries Ltd.	74,944	195
	Nitto Kohki Co. Ltd.	12,950	195
	Toa Corp. (XTKS)	31,897	195
	Riso Kyoiku Co. Ltd.	99,600	192
	Mie Kotsu Group Holdings Inc.	57,836	192
	Fukui Computer Holdings Inc.	10,269	191
	Kyosan Electric Manufacturing Co. Ltd.	57,883	190
	DKS Co. Ltd.	10,000	189
*	Fujio Food Group Inc.	26,800	188
	Yukiguni Maitake Co. Ltd.	25,000	188
	Hisaka Works Ltd.	27,602	187
	Honeys Holdings Co. Ltd.	17,130	187
	Proto Corp.	23,200	187
*	Miyakoshi Holdings Inc.	23,790	187
	G-7 Holdings Inc.	19,800	186
[2]	Universal Entertainment Corp.	25,490	186
	EM Systems Co. Ltd.	35,600	183
	Moriroku Holdings Co. Ltd.	14,100	183
	Daiho Corp.	8,224	182
	Osaka Steel Co. Ltd.	12,048	181
	Tokushu Tokai Paper Co. Ltd.	7,860	181
	Fuji Pharma Co. Ltd.	18,900	178
	Vector Inc.	26,594	178
	Kanagawa Chuo Kotsu Co. Ltd.	7,270	177
	Feed One Co. Ltd.	32,468	177
	Solasto Corp.	58,000	177
	GMO Financial Holdings Inc.	38,700	176
	Arakawa Chemical Industries Ltd.	24,322	175
	FIDEA Holdings Co. Ltd.	17,890	174
[2]	Pharma Foods International Co. Ltd.	27,406	174
	Kojima Co. Ltd.	26,993	173
	Tayca Corp.	17,788	173
	Kenko Mayonnaise Co. Ltd.	14,738	171
	Yamashin-Filter Corp.	42,099	171
*,2	Sourcenext Corp.	119,100	170
	ZIGExN Co. Ltd.	56,500	168
	Maxvalu Tokai Co. Ltd.	8,000	168
	Alpha Systems Inc.	7,367	167
	Taki Chemical Co. Ltd.	7,800	167
	Fudo Tetra Corp.	11,771	166
	Nichiban Co. Ltd.	12,500	166
	Futaba Corp.	52,900	165
	Hokkan Holdings Ltd.	15,555	165
	Tomoku Co. Ltd.	10,856	165
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,651	162
	Nippon Rietec Co. Ltd.	18,500	162
*	Pacific Metals Co. Ltd.	16,133	160
	CTS Co. Ltd.	29,491	159
	Kanaden Corp.	16,616	159
	Chuo Spring Co. Ltd.	15,928	157
*	PIA Corp.	7,671	156
	Rokko Butter Co. Ltd.	19,544	156
	Daido Metal Co. Ltd.	47,634	155
	JSP Corp.	11,248	155
	Kintetsu Department Store Co. Ltd.	10,658	154
	Ministop Co. Ltd.	13,744	153
*	Net Protections Holdings Inc.	48,500	151
*	Demae-Can Co. Ltd.	99,700	151
	Furukawa Battery Co. Ltd.	16,763	149
	FP Partner Inc.	10,546	149
	Inaba Seisakusho Co. Ltd.	13,563	148
	Hodogaya Chemical Co. Ltd.	6,273	148
	Inui Global Logistics Co. Ltd.	13,803	147
[2]	Aeon Fantasy Co. Ltd.	7,870	145

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Towa Bank Ltd.	33,547	145
	ValueCommerce Co. Ltd.	18,600	144
*	Nippon Chemi-Con Corp.	22,196	143
	Takaoka Toko Co. Ltd.	10,552	143
	YAKUODO Holdings Co. Ltd.	11,552	143
	Midac Holdings Co. Ltd.	13,435	143
	V Technology Co. Ltd.	9,458	142
	Shimizu Bank Ltd.	14,663	142
*	TerraSky Co. Ltd.	8,390	142
	Nihon Tokushu Toryo Co. Ltd.	16,700	141
	LITALICO Inc.	19,800	141
	Tokyo Energy & Systems Inc.	20,110	140
	Tsubaki Nakashima Co. Ltd.	46,402	139
	WDB Holdings Co. Ltd.	12,376	138
	Advan Group Co. Ltd.	20,987	136
*	Jamco Corp.	11,855	136
	Maezawa Kyuso Industries Co. Ltd.	15,816	135
[2]	YA-MAN Ltd.	28,870	135
	Ebase Co. Ltd.	33,400	135
*	KNT-CT Holdings Co. Ltd.	17,349	134
	Yorozu Corp.	20,213	134
	Artnature Inc.	25,906	134
	Intage Holdings Inc.	12,950	133
	Studio Alice Co. Ltd.	9,656	133
	Iseki & Co. Ltd.	21,831	132
	Sankyo Seiko Co. Ltd.	33,535	132
	DKK Co. Ltd.	11,646	128
	Central Security Patrols Co. Ltd.	6,802	127
	Digital Holdings Inc.	14,700	125
	World Holdings Co. Ltd.	9,600	125
	Shindengen Electric Manufacturing Co. Ltd.	7,964	124
	Marvelous Inc.	33,169	123
	S-Pool Inc.	67,060	122
	Pronexus Inc.	13,931	120
*	Gurunavi Inc.	65,984	119
	Asahi Co. Ltd.	12,343	118
	Tv Tokyo Holdings Corp.	5,674	117
	CAC Holdings Corp.	10,247	116
	Nippon Sharyo Ltd.	8,068	116
*	Optim Corp.	22,782	113
	Elan Corp.	23,300	111
	Nippon Coke & Engineering Co. Ltd.	177,722	110
	WATAMI Co. Ltd.	18,418	109
	Fuso Pharmaceutical Industries Ltd.	6,867	108
	Sankyo Tateyama Inc.	27,877	108
[2]	Airtrip Corp.	13,100	105
	Sanshin Electronics Co. Ltd.	8,300	104
	FAN Communications Inc.	39,703	103
	Nihon Chouzai Co. Ltd.	11,838	102
	Taisei Lamick Co. Ltd.	6,174	101
	Sanoh Industrial Co. Ltd.	21,898	101
*,2	W-Scope Corp.	61,783	100
	SBI ARUHI Corp.	16,800	96
	BrainPad Inc.	13,140	95
	Achilles Corp.	10,030	94
	Shimojima Co. Ltd.	11,000	93
*,2	Japan Display Inc.	729,539	93
	GMO GlobalSign Holdings KK	5,811	93
	Nihon Trim Co. Ltd.	3,879	92
	Amuse Inc.	9,354	92
	Oro Co. Ltd.	5,700	91
	Melco Holdings Inc.	6,359	88
	Tsutsumi Jewelry Co. Ltd.	5,800	88
	LIFULL Co. Ltd.	63,939	82
	Nisso Holdings Co. Ltd.	16,400	82
	Corona Corp.	13,240	81
[2]	Central Sports Co. Ltd.	5,146	80
	Medical Data Vision Co. Ltd.	23,826	80
	Atrae Inc.	15,976	76
	Media Do Co. Ltd.	7,430	75

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Yushin Precision Equipment Co. Ltd.	16,804	74
	Takatori Corp.	7,112	71
	Nakayama Steel Works Ltd.	14,229	70
	Tosho Co. Ltd.	15,231	68
	Cleanup Corp.	16,030	67
	Gecoss Corp.	9,850	65
[2]	Kitanotatsujin Corp.	62,600	65
	Daisyo Corp.	8,858	63
	Sekisui Kasei Co. Ltd.	27,682	63
*	FDK Corp.	14,764	61
	Ohara Inc.	8,300	60
*	Gunosy Inc.	14,300	59
	Fibergate Inc.	9,826	59
	Shimadaya Corp.	6,359	59
*	Kourakuen Corp.	8,557	58
	Abalance Corp.	13,900	56
	Taiho Kogyo Co. Ltd.	13,235	55
*,2	Open Door Inc.	13,600	53
	Airport Facilities Co. Ltd.	13,515	52
	IR Japan Holdings Ltd.	10,000	49
	Kanamic Network Co. Ltd.	16,700	49
	Tokyo Individualized Educational Institute Inc.	20,004	45
	Japan Medical Dynamic Marketing Inc.	11,155	45
	Takamiya Co. Ltd.	16,400	43
[2]	CHIMNEY Co. Ltd.	5,300	41
	Tess Holdings Co. Ltd.	23,700	41
			5,938,549
New Zealand (0.8%)
	Fisher & Paykel Healthcare Corp. Ltd.	696,228	14,730
	Auckland International Airport Ltd.	1,988,256	9,697
	Infratil Ltd.	1,161,049	7,338
	Contact Energy Ltd.	953,664	5,003
	Meridian Energy Ltd.	1,483,831	4,933
	EBOS Group Ltd.	190,425	4,295
	Mainfreight Ltd.	97,607	3,963
	Spark New Zealand Ltd.	2,185,242	3,584
*	a2 Milk Co. Ltd.	854,747	3,096
	Mercury NZ Ltd.	841,996	2,994
*	Fletcher Building Ltd.	1,273,597	2,050
	Summerset Group Holdings Ltd.	280,130	2,049
*	Ryman Healthcare Ltd.	719,821	1,767
	Goodman Property Trust	1,298,775	1,526
	Freightways Group Ltd.	205,329	1,238
	Precinct Properties Group	1,626,786	1,130
	Kiwi Property Group Ltd.	1,971,566	1,010
	Genesis Energy Ltd.	675,383	838
	SKYCITY Entertainment Group Ltd.	949,027	748
	Air New Zealand Ltd.	1,917,991	681
	Vector Ltd.	306,993	681
	Argosy Property Ltd.	973,275	559
	Stride Property Group	713,455	517
*	Oceania Healthcare Ltd.	846,602	391
	Scales Corp. Ltd.	132,271	303
	SKY Network Television Ltd.	155,561	245
			75,366
Singapore (3.4%)
	DBS Group Holdings Ltd.	2,423,784	79,335
	Oversea-Chinese Banking Corp. Ltd.	4,233,797	54,001
	United Overseas Bank Ltd.	1,460,990	40,162
	Singapore Telecommunications Ltd.	9,070,615	22,163
	CapitaLand Integrated Commercial Trust	6,486,818	9,260
	Singapore Exchange Ltd.	994,118	8,945
	Keppel Ltd.	1,679,360	8,342
	CapitaLand Ascendas REIT	4,330,210	8,209
	Singapore Airlines Ltd.	1,660,783	7,747
	Singapore Technologies Engineering Ltd.	1,829,130	6,492
	Wilmar International Ltd.	2,416,316	5,524
	Capitaland Investment Ltd.	2,782,705	5,010
	Sembcorp Industries Ltd.	1,082,968	4,430

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
*	Seatrium Ltd.	2,435,118	3,981
	Genting Singapore Ltd.	7,026,894	3,891
	Thai Beverage PCL	9,865,800	3,879
	Mapletree Industrial Trust	2,377,921	3,666
	Mapletree Logistics Trust	4,049,472	3,619
	Keppel DC REIT	1,984,696	3,201
	Venture Corp. Ltd.	319,416	2,964
	SATS Ltd.	1,085,766	2,702
	Mapletree Pan Asia Commercial Trust	2,801,537	2,481
	ComfortDelGro Corp. Ltd.	2,375,204	2,462
	Frasers Logistics & Commercial Trust	3,478,856	2,257
	Suntec REIT	2,580,066	2,253
	NetLink NBN Trust	3,502,100	2,217
	UOL Group Ltd.	589,797	2,200
	Frasers Centrepoint Trust	1,336,843	2,098
	City Developments Ltd.	562,117	2,084
	CapitaLand Ascott Trust	2,988,733	1,965
	Keppel REIT	2,856,834	1,792
	Jardine Cycle & Carriage Ltd.	82,327	1,685
	Keppel Infrastructure Trust	5,015,909	1,678
	ESR-REIT	7,468,035	1,425
	Golden Agri-Resources Ltd.	7,615,393	1,371
	Parkway Life REIT	465,354	1,322
	Olam Group Ltd.	1,398,900	1,193
	iFAST Corp. Ltd.	192,600	1,056
	Sheng Siong Group Ltd.	829,799	994
	Hutchison Port Holdings Trust	5,892,866	936
	Capitaland India Trust	1,211,634	908
	PARAGON REIT	1,317,838	858
	Lendlease Global Commercial REIT	2,109,000	858
	Singapore Post Ltd.	1,759,429	717
	AIMS APAC REIT	755,001	716
	Raffles Medical Group Ltd.	1,150,937	707
	CapitaLand China Trust	1,295,130	698
	CDL Hospitality Trusts	1,069,000	679
	Starhill Global REIT	1,791,501	672
	StarHub Ltd.	731,770	661
	First Resources Ltd.	613,389	653
	Digital Core REIT Management Pte. Ltd.	1,128,100	624
	UMS Integration Ltd.	762,900	588
	Stoneweg European REIT	341,380	552
	OUE REIT	2,512,516	543
	SIA Engineering Co. Ltd.	298,209	522
	Far East Hospitality Trust	1,139,089	506
	Riverstone Holdings Ltd.	621,700	466
	AEM Holdings Ltd.	352,691	385
	First REIT	1,231,108	249
*	Keppel Pacific Oak US REIT	975,100	232
	Bumitama Agri Ltd.	313,047	193
*	Manulife US REIT	2,020,275	191
	Nanofilm Technologies International Ltd.	213,000	112
*	COSCO Shipping International Singapore Co. Ltd.	1,097,700	110
	Prime US REIT	393,700	70
*,3	Ezra Holdings Ltd.	686,900	—
*,3	Eagle Hospitality Trust	700,500	—
			334,462
South Korea (10.4%)
	Samsung Electronics Co. Ltd. (XKRX)	5,730,307	204,651
	SK Hynix Inc.	648,142	87,259
	KB Financial Group Inc.	394,966	24,745
*	NAVER Corp.	163,680	24,239
	Hyundai Motor Co.	164,474	23,150
	Celltrion Inc.	182,940	22,483
	Kia Corp.	299,064	20,868
	Shinhan Financial Group Co. Ltd.	582,691	20,297
	POSCO Holdings Inc.	90,063	16,045
*,1	Samsung Biologics Co. Ltd.	21,313	15,763
	Hyundai Mobis Co. Ltd.	73,029	13,179
*	Alteogen Inc.	50,844	12,881

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Hana Financial Group Inc.	304,535	12,605
*	LG Energy Solution Ltd.	47,991	11,554
*	Krafton Inc.	42,227	10,521
	Kakao Corp.	400,429	10,513
	Hanwha Aerospace Co. Ltd.	37,340	10,231
	Samsung Fire & Marine Insurance Co. Ltd.	37,311	9,738
	Samsung SDI Co. Ltd. (XKRX)	63,111	9,562
*	LG Chem Ltd. (XKRX)	56,812	9,214
	Woori Financial Group Inc.	816,143	8,979
	KT&G Corp.	116,514	8,836
	Meritz Financial Group Inc.	107,043	8,373
*	Doosan Enerbility Co. Ltd.	510,012	8,324
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	51,822	8,214
	Samsung C&T Corp.	99,942	8,193
*	HLB Inc.	142,474	7,853
	LG Electronics Inc. (XKRX)	129,727	7,474
	HD Hyundai Electric Co. Ltd.	26,397	7,375
*	SK Square Co. Ltd.	109,111	6,972
*	Samsung Heavy Industries Co. Ltd.	774,428	6,887
*	SK Innovation Co. Ltd.	71,723	6,250
	Samsung Electro-Mechanics Co. Ltd.	66,640	6,104
	Yuhan Corp.	65,078	5,767
*	Hyundai Heavy Industries Co. Ltd.	25,804	5,488
	Samsung Life Insurance Co. Ltd.	89,292	5,449
	LG Corp.	104,343	5,349
*	Ecopro BM Co. Ltd.	55,057	4,914
*	Ecopro Co. Ltd.	116,923	4,862
*	HMM Co. Ltd.	350,707	4,571
	Hyundai Glovis Co. Ltd.	44,682	4,565
	Korea Zinc Co. Ltd.	7,996	4,521
*	Korea Electric Power Corp.	306,583	4,425
	SK Inc.	41,838	4,235
*	Hanwha Ocean Co. Ltd.	107,827	4,215
	Hanmi Semiconductor Co. Ltd.	52,530	4,027
	Samsung SDS Co. Ltd.	47,685	3,943
	HYBE Co. Ltd.	25,316	3,907
	Korean Air Lines Co. Ltd.	222,046	3,770
	KakaoBank Corp.	259,370	3,760
	Coway Co. Ltd.	68,090	3,602
	DB Insurance Co. Ltd.	53,468	3,558
	Hyundai Rotem Co. Ltd.	85,925	3,479
	Industrial Bank of Korea	325,859	3,471
	POSCO Future M Co. Ltd.	33,754	3,287
	Korea Aerospace Industries Ltd.	85,378	3,119
	Amorepacific Corp.	34,118	3,029
	LS Electric Co. Ltd.	18,818	2,973
	HD Hyundai Co. Ltd.	50,702	2,884
*	LigaChem Biosciences Inc.	31,278	2,699
	BNK Financial Group Inc.	321,147	2,677
	JB Financial Group Co. Ltd.	189,157	2,564
	Korea Investment Holdings Co. Ltd.	46,566	2,532
*	SK Biopharmaceuticals Co. Ltd.	33,957	2,527
	Hankook Tire & Technology Co. Ltd.	87,601	2,458
*	SKC Co. Ltd.	22,564	2,408
	Hyosung Heavy Industries Corp.	7,816	2,398
*	LG H&H Co. Ltd. (XKRX)	11,365	2,390
*	LG Display Co. Ltd.	371,914	2,354
	Samsung E&A Co. Ltd.	190,503	2,350
	Samsung Securities Co. Ltd.	74,934	2,337
	Samyang Foods Co. Ltd.	4,850	2,271
*	NCSoft Corp.	18,933	2,241
*	Sam Chun Dang Pharm Co. Ltd.	17,249	2,164
	Hanjin Kal Corp.	37,493	2,157
*	HD Hyundai Mipo	24,630	2,093
	S-Oil Corp.	47,618	1,992
	LIG Nex1 Co. Ltd.	12,813	1,987
*	Ecopro Materials Co. Ltd.	40,892	1,973
*	Rainbow Robotics	9,516	1,945
	Doosan Bobcat Inc.	58,893	1,935
	Mirae Asset Securities Co. Ltd.	325,409	1,876

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Hyundai Engineering & Construction Co. Ltd.	87,802	1,869
*	Orion Corp.	26,597	1,848
*	L&F Co. Ltd.	30,030	1,803
*	Enchem Co. Ltd.	19,630	1,743
*	LG Innotek Co. Ltd.	17,156	1,742
	LG Uplus Corp.	251,803	1,735
	Hanwha Solutions Corp.	125,788	1,696
	JYP Entertainment Corp.	32,559	1,674
	Fila Holdings Corp.	61,875	1,666
	Peptron Inc.	24,581	1,637
	NH Investment & Securities Co. Ltd.	164,990	1,632
	LS Corp.	20,105	1,629
	Posco International Corp.	55,290	1,589
	Hyundai Steel Co.	99,864	1,583
	CJ CheilJedang Corp. (XKRX)	9,499	1,575
	LEENO Industrial Inc.	10,664	1,557
	Kangwon Land Inc.	131,193	1,509
*	IsuPetasys Co. Ltd.	57,038	1,493
*	GS Holdings Corp.	55,293	1,459
*	Kumho Petrochemical Co. Ltd.	18,645	1,349
	KIWOOM Securities Co. Ltd.	15,625	1,339
	Doosan Co. Ltd.	6,778	1,310
	Hanmi Pharm Co. Ltd.	7,646	1,277
	Hanwha Systems Co. Ltd.	71,716	1,238
*	Hanall Biopharma Co. Ltd.	44,337	1,231
	Classys Inc.	33,150	1,228
	PharmaResearch Co. Ltd.	7,330	1,212
	Hyundai Marine & Fire Insurance Co. Ltd.	71,070	1,206
	HL Mando Co. Ltd.	38,639	1,176
*	TechWing Inc.	37,938	1,164
*	Lunit Inc.	24,909	1,158
	DGB Financial Group Inc.	180,669	1,142
*	Hanwha Engine	73,092	1,142
*	Hugel Inc.	6,953	1,130
	Shinsung Delta Tech Co. Ltd.	17,440	1,101
*	Doosan Robotics Inc.	23,934	1,094
	Youngone Corp.	36,047	1,084
	CJ Corp.	16,349	1,067
	HPSP Co. Ltd.	50,417	1,047
	E-MART Inc.	23,426	1,036
	Samsung Card Co. Ltd.	35,672	1,028
	HD Hyundai Marine Solution Co. Ltd.	8,806	1,021
	Hotel Shilla Co. Ltd.	37,796	992
*	SK Bioscience Co. Ltd.	29,550	990
	Cheil Worldwide Inc.	83,623	985
	Cosmax Inc.	8,703	980
	Korean Reinsurance Co.	172,888	978
	Douzone Bizon Co. Ltd.	20,676	970
*	CosmoAM&T Co. Ltd.	26,901	969
	S-1 Corp.	22,961	941
	OCI Holdings Co. Ltd.	17,288	936
*	Eo Technics Co. Ltd.	9,601	933
*	Hanwha Vision Co. Ltd.	42,305	930
*	GS Engineering & Construction Corp.	75,874	898
	NongShim Co. Ltd.	3,743	896
	Jusung Engineering Co. Ltd.	41,264	888
*	APR Corp.	28,060	886
	ST Pharm Co. Ltd.	14,865	881
	Daejoo Electronic Materials Co. Ltd.	12,343	863
*	Celltrion Pharm Inc.	23,642	859
*	HLB Life Science Co. Ltd.	117,518	857
	KCC Corp.	5,035	856
	Park Systems Corp.	5,280	852
	Hyundai Elevator Co. Ltd.	23,393	851
	Lotte Chemical Corp.	21,762	848
	Posco DX Co. Ltd.	64,675	831
	F&F Co. Ltd.	18,401	810
	Poongsan Corp.	22,308	809
*	DB HiTek Co. Ltd.	36,588	807
	Hyundai Autoever Corp.	8,141	795

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	KEPCO Plant Service & Engineering Co. Ltd.	24,829	791
*,1	Netmarble Corp.	25,888	784
*	Pearl Abyss Corp.	39,074	777
	SK REITs Co. Ltd.	223,244	752
	Shinsegae Inc.	8,247	751
	Hanwha Life Insurance Co. Ltd.	423,878	724
	SM Entertainment Co. Ltd.	12,604	721
	Kolmar Korea Co. Ltd.	17,408	721
*	BGF retail Co. Ltd.	10,024	713
*	Korea Gas Corp.	30,292	710
*	ABLBio Inc.	28,738	710
*	Naturecell Co. Ltd.	57,257	709
	Hanwha Corp. (XKRX)	33,571	701
*	Oscotec Inc.	38,327	699
	KEPCO Engineering & Construction Co. Inc.	14,795	697
*	Hyundai Doosan Infracore Co. Ltd.	138,181	695
	CS Wind Corp.	23,963	685
	Pan Ocean Co. Ltd.	291,259	663
*	DL E&C Co. Ltd.	30,791	661
*	Silicon2 Co. Ltd.	31,357	659
*	Koh Young Technology Inc.	58,535	654
*	HLB Therapeutics Co. Ltd.	83,141	649
*	Kakaopay Corp.	35,041	647
*	SOLUM Co. Ltd.	49,929	645
	People & Technology Inc.	23,230	642
*	Wemade Co. Ltd.	23,363	639
*	WONIK IPS Co. Ltd.	41,457	636
*	Kumho Tire Co. Inc.	175,956	634
	Green Cross Corp.	6,626	626
	Seegene Inc.	38,583	625
	Chong Kun Dang Pharmaceutical Corp.	10,426	618
*	Seojin System Co. Ltd.	36,355	615
	Hansol Chemical Co. Ltd.	9,568	606
*	Hyundai Department Store Co. Ltd.	17,370	600
*	ISC Co. Ltd.	13,022	593
	Dongsuh Cos. Inc.	37,125	592
*	Taihan Electric Wire Co. Ltd.	64,997	583
*	GemVax & Kael Co. Ltd.	44,867	581
*	VT Co. Ltd.	25,846	569
	Hanon Systems	192,952	565
	Hanmi Science Co. Ltd.	29,638	563
*	LX International Corp.	32,499	556
	Soulbrain Co. Ltd.	4,829	556
*	Kakao Games Corp.	49,290	548
*	ISU Specialty Chemical	24,409	547
	CJ Logistics Corp.	9,835	538
	Sebang Global Battery Co. Ltd.	9,670	537
	Dongjin Semichem Co. Ltd.	35,951	535
*	Hyundai Construction Equipment Co. Ltd.	11,697	533
	Hyosung TNC Corp.	3,483	533
	Hyundai Wia Corp.	19,883	531
*	Daewoo Engineering & Construction Co. Ltd.	229,050	530
	Daewoong Pharmaceutical Co. Ltd.	5,567	524
	Medytox Inc.	6,445	522
*	Kum Yang Co. Ltd.	42,190	519
	Soop Co. Ltd.	9,333	512
*	LX Semicon Co. Ltd.	12,989	503
*,1	SK IE Technology Co. Ltd.	31,862	500
	HDC Hyundai Development Co-Engineering & Construction	43,314	493
	Lotte Shopping Co. Ltd.	13,301	492
*	Lotte Corp.	33,927	485
*	LOTTE Fine Chemical Co. Ltd.	17,718	483
	Daeduck Electronics Co. Ltd.	38,127	481
	Hite Jinro Co. Ltd.	36,636	479
	Korea Electric Terminal Co. Ltd.	8,788	474
	Hana Tour Service Inc.	12,309	472
*	SHIFT UP Corp.	11,715	471
	Advanced Nano Products Co. Ltd.	10,227	460
*	Ottogi Corp.	1,729	455
*	Cosmochemical Co. Ltd.	32,923	454

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	ESR Kendall Square REIT Co. Ltd.	141,709	451
*	CJ ENM Co. Ltd.	12,195	448
	GS Retail Co. Ltd.	42,438	446
	Kolon Industries Inc.	22,886	440
	Shinhan Alpha REIT Co. Ltd.	110,640	439
*	Cafe24 Corp.	15,581	438
*	HS Hyosung Advanced Materials Corp.	3,616	436
	AMOREPACIFIC Group	26,223	434
*	Mezzion Pharma Co. Ltd.	19,919	430
*	Joongang Advanced Materials Co. Ltd.	84,146	427
	Hana Micron Inc.	61,073	425
*	Hyundai Bioscience Co. Ltd.	44,537	422
	Cheryong Electric Co. Ltd.	11,152	422
	YG Entertainment Inc.	12,042	412
	SK Gas Ltd.	2,736	408
	TCC Steel	21,658	408
*	Binex Co. Ltd.	27,369	407
	HK inno N Corp.	16,621	405
	DoubleUGames Co. Ltd.	12,016	404
*	Lotte Energy Materials Corp.	26,802	403
*	Eugene Technology Co. Ltd.	15,949	401
*	Chabiotech Co. Ltd.	51,277	400
	SL Corp.	18,195	399
	Paradise Co. Ltd.	58,675	398
*	Doosan Fuel Cell Co. Ltd.	35,643	398
	Hankook & Co. Co. Ltd.	33,909	397
	Sung Kwang Bend Co. Ltd.	19,737	390
	Lake Materials Co. Ltd.	48,287	381
	Han Kuk Carbon Co. Ltd.	39,991	380
	S&S Tech Corp.	18,811	377
	Caregen Co. Ltd.	18,232	375
	NEXTIN Inc.	9,532	375
*	Synopex Inc.	93,259	374
	Daishin Securities Co. Ltd.	32,577	372
	Dentium Co. Ltd.	7,768	370
*	Ecopro HN Co. Ltd.	17,738	368
	Com2uSCorp	11,226	365
	Green Cross Holdings Corp.	36,137	362
	Youngone Holdings Co. Ltd.	6,352	356
	SK Networks Co. Ltd.	122,684	353
	Ahnlab Inc.	6,702	350
*	Fadu Inc.	35,469	344
	Daewoong Co. Ltd.	24,126	340
	LOTTE REIT Co. Ltd.	160,940	340
	Daou Technology Inc.	27,398	335
*	Pharmicell Co. Ltd.	61,237	335
	SK Chemicals Co. Ltd.	11,808	335
*	Hanwha Investment & Securities Co. Ltd.	135,832	334
*	SD Biosensor Inc.	43,350	334
	Binggrae Co. Ltd.	6,613	333
*	CJ CGV Co. Ltd.	95,161	333
	Lotte Chilsung Beverage Co. Ltd.	4,671	332
	LS Materials Ltd.	36,526	331
	Innocean Worldwide Inc.	26,042	330
*	Bioneer Corp.	26,189	326
*	Solid Inc.	59,157	324
	NICE Information Service Co. Ltd.	37,896	319
	PSK Inc.	24,221	314
	Youlchon Chemical Co. Ltd.	14,975	313
*	Eubiologics Co. Ltd.	36,652	313
	Hanssem Co. Ltd.	9,683	311
	DL Holdings Co. Ltd.	14,176	310
	Hancom Inc.	18,237	299
*	Daesang Corp.	22,688	292
*	Asiana Airlines Inc.	39,127	284
	BH Co. Ltd.	27,194	282
	Innox Advanced Materials Co. Ltd.	15,086	279
	TKG Huchems Co. Ltd.	23,711	276
*	Shin Poong Pharmaceutical Co. Ltd.	38,748	273
	DongKook Pharmaceutical Co. Ltd.	26,207	272

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
*	Duk San Neolux Co. Ltd.	14,368	271
	Hanwha General Insurance Co. Ltd.	96,810	270
	Taekwang Industrial Co. Ltd.	615	266
*	i-SENS Inc.	21,550	266
	KCC Glass Corp.	10,673	264
	OCI Co. Ltd.	5,619	264
*	Korea Line Corp.	224,844	261
	JR Global REIT	152,671	258
	JW Pharmaceutical Corp.	16,044	257
*	Creative & Innovative System	52,345	256
*	Nexon Games Co. Ltd.	28,206	255
*	Orion Holdings Corp.	24,323	253
*	Foosung Co. Ltd.	73,118	253
	Tokai Carbon Korea Co. Ltd.	4,972	251
*	SK oceanplant Co. Ltd.	30,146	251
	NHN Corp.	19,507	250
	Lotte Rental Co. Ltd.	12,798	250
	Partron Co. Ltd.	49,241	249
	Myoung Shin Industrial Co. Ltd.	33,248	248
	HDC Holdings Co. Ltd.	28,598	245
	SNT Motiv Co. Ltd.	14,248	244
*	Dawonsys Co. Ltd.	36,610	242
	Boryung	34,542	242
	Doosan Tesna Inc.	11,865	240
	Dong-A Socio Holdings Co. Ltd.	3,626	239
	HAESUNG DS Co. Ltd.	14,045	239
*	KMW Co. Ltd.	36,170	238
*	Sam-A Aluminum Co. Ltd.	10,341	238
	MegaStudyEdu Co. Ltd.	8,789	235
*	KC Tech Co. Ltd.	11,245	233
	Posco M-Tech Co. Ltd.	27,338	231
	Intellian Technologies Inc.	8,455	230
	Dongkuk Steel Mill Co. Ltd.	37,851	230
*	Jeju Air Co. Ltd.	45,111	228
	BNC Korea Co. Ltd.	73,467	224
*	Ananti Inc.	54,823	223
	Mcnex Co. Ltd.	14,132	223
	L&C Bio Co. Ltd.	14,070	221
	RFHIC Corp.	19,184	218
	SFA Engineering Corp.	16,607	217
	Hyosung Corp.	6,876	215
*	Lotte Tour Development Co. Ltd.	40,137	215
	Samyang Holdings Corp.	4,895	214
	Solus Advanced Materials Co. Ltd.	31,150	214
	TK Corp.	13,823	210
	Hanil Cement Co. Ltd.	19,888	210
	IS Dongseo Co. Ltd.	15,718	208
	InBody Co. Ltd.	12,567	208
	INTOPS Co. Ltd.	13,914	206
*	Zinus Inc.	13,963	205
	Korea Petrochemical Ind Co. Ltd.	3,241	203
	SK Discovery Co. Ltd.	8,387	202
	Hyundai Home Shopping Network Corp.	6,080	202
*	W Scope Chungju Plant Co. Ltd.	27,594	201
	Seoul Semiconductor Co. Ltd.	40,069	199
	HL Holdings Corp.	8,367	198
*	PI Advanced Materials Co. Ltd.	16,375	196
	Lotte Wellfood Co. Ltd.	2,706	191
	Sungwoo Hitech Co. Ltd.	54,259	190
*	SFA Semicon Co. Ltd.	84,193	188
*	LX Holdings Corp.	39,886	187
	KISWIRE Ltd.	15,006	186
	SIMMTECH Co. Ltd.	21,950	184
*	Studio Dragon Corp.	7,069	182
	Unid Co. Ltd.	4,057	181
	TES Co. Ltd.	14,748	180
	Yuanta Securities Korea Co. Ltd.	97,416	179
	Humedix Co. Ltd.	7,749	178
*	ENF Technology Co. Ltd.	13,412	177
	Nexen Tire Corp.	46,368	176

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Harim Holdings Co. Ltd.	47,103	176
*	Dong-A ST Co. Ltd.	5,041	174
	Samwha Capacitor Co. Ltd.	8,722	172
*	DIO Corp.	14,318	171
	Young Poong Corp.	596	171
	Hyundai Green Food	17,445	168
	Neowiz	13,078	167
	NICE Holdings Co. Ltd.	22,737	166
	Webzen Inc.	17,380	165
	Grand Korea Leisure Co. Ltd.	20,311	165
*	Humasis Co. Ltd.	141,036	165
	Huons Co. Ltd.	9,566	164
*	Handsome Co. Ltd.	15,955	162
	Soulbrain Holdings Co. Ltd.	6,857	162
	E1 Corp.	3,491	160
	HS Industries Co. Ltd.	48,529	160
*	Seah Besteel Holdings Corp.	12,109	160
	Advanced Process Systems Corp.	14,177	160
*	LX Hausys Ltd.	7,559	160
*	Sungeel Hitech Co. Ltd.	5,866	160
	Namyang Dairy Products Co. Ltd.	3,450	157
	UniTest Inc.	16,989	157
*	CMG Pharmaceutical Co. Ltd.	125,860	155
*	Il Dong Pharmaceutical Co. Ltd.	20,038	154
*	Daea TI Co. Ltd.	69,968	152
*	Songwon Industrial Co. Ltd.	17,802	152
*	Shinsung E&G Co. Ltd.	185,585	151
*	Danal Co. Ltd.	70,056	151
	Samyang Corp.	4,819	149
*	AbClon Inc.	15,847	145
	NHN KCP Corp.	29,181	142
*	HLB Global Co. Ltd.	46,581	142
	Dongwon F&B Co. Ltd.	6,916	141
	Korea Real Estate Investment & Trust Co. Ltd.	200,744	138
	KH Vatec Co. Ltd.	19,909	137
*	Yungjin Pharmaceutical Co. Ltd.	98,804	137
	GC Cell Corp.	9,045	137
*	SK Securities Co. Ltd.	412,921	136
*	Amicogen Inc.	55,210	136
	Dongwon Industries Co. Ltd.	5,849	135
*	Kwang Dong Pharmaceutical Co. Ltd.	35,591	134
	iMarketKorea Inc.	24,890	134
*	Hansae Co. Ltd.	14,725	133
*	GS P&L Co. Ltd.	10,066	133
	GOLFZON Co. Ltd.	3,185	132
*	Vaxcell-Bio Therapeutics Co. Ltd.	18,578	131
	Huons Global Co. Ltd.	5,419	130
	Korea United Pharm Inc.	10,554	130
	Daehan Flour Mill Co. Ltd.	1,465	127
	iNtRON Biotechnology Inc.	32,431	127
	Hyundai Corp.	9,252	125
*	Genexine Inc.	39,179	125
*	Chunbo Co. Ltd.	4,924	125
*	GeneOne Life Science Inc.	84,701	124
	Eugene Investment & Securities Co. Ltd.	73,834	122
	Bukwang Pharmaceutical Co. Ltd.	37,790	121
	Modetour Network Inc.	18,313	121
*	Insun ENT Co. Ltd.	31,364	118
*	Komipharm International Co. Ltd.	43,177	116
	Daol Investment & Securities Co. Ltd.	57,828	116
	Ilyang Pharmaceutical Co. Ltd.	14,932	115
	Tongyang Life Insurance Co. Ltd.	35,954	114
	Daeduck Co. Ltd.	23,911	112
*	Hyundai GF Holdings	33,062	111
*	CrystalGenomics Invites Co. Ltd.	65,836	108
*	LF Corp.	9,635	108
	Chongkundang Holdings Corp.	3,370	107
	Able C&C Co. Ltd.	23,011	107
*	Vieworks Co. Ltd.	7,236	105
*	KC Co. Ltd.	9,355	103

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
*	Tongyang Inc.	214,451	103
	Seobu T&D	26,948	102
*,3	NKMax Co. Ltd.	72,996	101
*	Wysiwyg Studios Co. Ltd.	112,204	101
*	Namsun Aluminum Co. Ltd.	100,935	100
	SPC Samlip Co. Ltd.	2,998	96
*	Samsung Pharmaceutical Co. Ltd.	92,791	93
	Aekyung Industrial Co. Ltd.	10,936	91
*	Shinsegae International Inc.	12,573	88
*	NEPES Corp.	18,418	86
	Namhae Chemical Corp.	19,362	85
	Yunsung F&C Co. Ltd.	3,409	84
*	Helixmith Co. Ltd.	46,353	83
	Hansol Paper Co. Ltd.	14,125	82
	Cuckoo Homesys Co. Ltd.	6,170	82
	Hansol Technics Co. Ltd.	29,680	80
	Korea Asset In Trust Co. Ltd.	42,018	80
	Dongkuk CM Co. Ltd.	18,622	80
*	Enzychem Lifesciences Corp.	74,000	78
	Hanjin Transportation Co. Ltd.	5,820	77
	Gradiant Corp.	9,202	73
	Hankook Shell Oil Co. Ltd.	337	73
*	Hyosung Chemical Corp.	2,700	73
*	Hanwha Galleria Corp.	88,231	72
	Toptec Co. Ltd.	22,207	68
*	ITM Semiconductor Co. Ltd.	7,024	62
*	Interflex Co. Ltd.	9,164	57
	Samchully Co. Ltd.	895	55
*	MedPacto Inc.	22,060	54
*	Enplus Co. Ltd.	78,116	53
*	LOTTE Himart Co. Ltd.	6,889	35
	KISCO Corp.	6,373	35
	Jeil Pharmaceutical Co. Ltd.	3,666	29
*	HS Hyosung Corp.	1,388	27
*	Eusu Holdings Co. Ltd.	5,070	19
*	Sangsangin Co. Ltd.	6,792	7
*,3	Kuk-il Paper Manufacturing Co. Ltd.	99,421	7
*,3	Cellivery Therapeutics Inc.	31,208	—
			1,007,712
Total Common Stocks (Cost $9,310,891)			9,670,730
Preferred Stocks (0.4%)
	Samsung Electronics Co. Ltd. Preference Shares	989,737	29,049
	Hyundai Motor Co. Preference Shares (XKRX)	41,580	4,731
	Hyundai Motor Co. Preference Shares	26,952	2,971
*	LG Chem Ltd. Preference Shares	9,130	869
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	3,594	701
	LG Electronics Inc. Preference Shares	20,657	574
	Amorepacific Corp. (XKRX) Preference Shares	13,095	347
	Daishin Securities Co. Ltd. Preference Shares	24,865	273
*	LG H&H Co. Ltd. Preference Shares	2,502	223
	Samsung SDI Co. Ltd. Preference Shares	1,948	181
	Hanwha Corp. Preference Shares	16,405	173
	CJ CheilJedang Corp. Preference Shares	1,656	145
Total Preferred Stocks (Cost $34,558)			40,237
Rights (0.0%)
*,3	Hyundai Bioscience Co. Ltd. Exp. 2/6/25 (Cost $—)	9,171	20

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[4,5]	Vanguard Market Liquidity Fund, 4.371% (Cost $54,238)	542,447	54,239
Total Investments (100.2%) (Cost $9,399,687)			9,765,226
Other Assets and Liabilities—Net (-0.2%)			(24,093)
Net Assets (100%)			9,741,133
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $45,524,000, representing 0.5% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $27,596,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $46,478,000 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KOSPI 200 Index	March 2025	72	4,119	160
S&P ASX 200 Index	March 2025	29	3,834	53
Topix Index	March 2025	119	21,415	301
				514

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Standard Chartered Bank	3/19/25	AUD	25,323	USD	16,199	—	(452)
Citibank, N.A.	3/19/25	HKD	28,055	USD	3,615	—	(10)
State Street Bank & Trust Co.	3/19/25	HKD	21,539	USD	2,772	—	(5)
Bank of America, N.A.	3/19/25	JPY	7,013,906	USD	46,685	—	(1,214)
HSBC Bank plc	3/19/25	JPY	655,452	USD	4,191	59	—
JPMorgan Chase Bank, N.A.	3/19/25	KRW	5,876,507	USD	4,120	—	(80)
State Street Bank & Trust Co.	3/19/25	USD	9,682	AUD	15,481	56	—
Citibank, N.A.	3/19/25	USD	5,055	AUD	8,145	—	(9)
Toronto-Dominion Bank	3/19/25	USD	6,444	HKD	50,058	12	—
Bank of America, N.A.	3/19/25	USD	599	HKD	4,653	1	—
Toronto-Dominion Bank	3/19/25	USD	35,994	JPY	5,568,097	—	(104)
Citibank, N.A.	3/19/25	USD	2,959	JPY	462,898	—	(42)
BNP Paribas	3/19/25	USD	4,028	KRW	5,915,051	—	(39)
UBS AG	3/19/25	USD	3,304	SGD	4,410	53	—
						181	(1,955)
AUD—Australian dollar.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Vanguard® Pacific Stock Index Fund
security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Pacific Stock Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	133	9,670,056	541	9,670,730
Preferred Stocks	—	40,237	—	40,237
Rights	—	—	20	20
Temporary Cash Investments	54,239	—	—	54,239
Total	54,372	9,710,293	561	9,765,226
Derivative Financial Instruments
Assets
Futures Contracts[1]	514	—	—	514
Forward Currency Contracts	—	181	—	181
Total	514	181	—	695
Liabilities
Forward Currency Contracts	—	(1,955)	—	(1,955)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.